As filed with the Securities and Exchange Commission on November 7, 2014

Registration No. 333-05265 and 811-07655

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment	☐
Post-Effective Amendment No. 77	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 80	☒

(Check appropriate box or boxes)

DRIEHAUS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

25 EAST ERIE STREET

CHICAGO, ILLINOIS 60611

(Address of Principal Executive Offices, including Zip Code)

(312) 587-3800

(Registrant’s Telephone Number, including Area Code)

JANET L. MCWILLIAMS, ESQ.

DRIEHAUS CAPITAL MANAGEMENT LLC

25 EAST ERIE STREET

CHICAGO, ILLINOIS 60611

(Name and Address of Agent for Service)

COPY TO:

CATHY G. O’KELLY, ESQ.

VEDDER PRICE P.C.

222 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On February 10, 2015 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A is being filed for the purpose of establishing a new series, Driehaus Frontier Emerging Markets Fund. This Amendment is not intended to amend the prospectus or statement of additional information of the other series of the Registrant.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

, 2015

SUBJECT TO COMPLETION

DATED November 7, 2014

25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

Driehaus Frontier Emerging Markets Fund *XXXXX

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful and complete. Any representation to the contrary is a criminal offense.

Driehaus Frontier Emerging Markets Fund

Ticker: XXXXX

Investment Objective

Driehaus Frontier Emerging Markets Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	x.xx	%
Other Expenses*	x.xx	%

Total Annual Fund Operating Expenses	x.xx	%
Expense Reimbursement**	(x.xx	)%

Total Annual Fund Operating Expenses After Expense Reimbursement	x.xx	%

*	“Other Expenses” are estimated for the current fiscal year because the Fund does not expect to commence operations until xxxx xx, 2015.
**	Driehaus Capital Management LLC, the Fund’s investment adviser, has entered into a contractual agreement to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at x.xx% of average daily net assets until the earlier of the termination of the investment advisory agreement, by the Board of Trustees or the Fund’s shareholders, or xxxx xx, 2018. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund’s commencement of operations on xxxx xx, 2015, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is reflected for each of the three years in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$xxx	$	xxx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

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Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common and preferred stocks, as well as American Depositary Receipts, European Depository Receipts and Global Depositary Receipts, and in equity-convertible securities, such as warrants, rights and options. The Fund may also invest in corporate and sovereign debt as well as futures, swaps, forward exchange contracts and non-deliverable forwards. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in frontier emerging market issuers. For purposes of the Fund’s investments, “frontier emerging market issuers” are those: (i) that have the principal exchange listing for their securities in a frontier emerging market; (ii) that conduct a significant percentage of their business, as measured by the location of their revenues, profits, assets, services rendered or production, in frontier emerging markets; (iii) that are linked to currencies of frontier emerging market countries; (iv) that are legally domiciled in, organized under the laws of, or with principal offices in, frontier emerging market countries; or (v) in the case of sovereign debt, debt issued by a frontier emerging market country. “Frontier emerging markets” generally include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States and the larger traditionally–recognized emerging markets of Taiwan, Korea, Mexico, South Africa, Brazil, India, China and Russia. The Fund may invest in issuers across all market capitalizations, including micro-, small- and mid-capitalization issuers. The Fund may invest in companies with limited operating histories. The Fund may purchase or write options on equity securities, exchange-traded funds and other similar securities, as well as on futures. The Fund also may engage in short sale transactions. The primary purpose of these activities is to hedge exposures within the Fund’s portfolio but the Fund also may do so speculatively for the purpose of profiting from the movements of underlying securities. The Fund’s investments in options on frontier emerging markets company stocks and exchange-traded funds, frontier emerging markets exchange-traded funds, debt issued by frontier emerging markets issuers, sovereign debt issued by frontier emerging market countries, forward exchange contracts and non-deliverable forwards on frontier emerging markets currencies, as well as futures and swaps on frontier emerging markets instruments and options thereon will be counted toward its policy to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in frontier emerging markets issuers under normal market conditions. In addition, while the Fund will invest primarily in the securities of frontier emerging market issuers, the Fund may also from time to time invest up to a maximum of 20% of its assets in the securities of non-frontier emerging market issuers.

The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund expects to frequently and actively trade its portfolio securities. The Fund’s annual portfolio turnover is anticipated to be 100% to 200%. Investment decisions for the Fund’s growth style of investing are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. This decision involves evaluating a company’s competitive position, evaluating industry and country dynamics, identifying potential growth catalysts and assessing the financial position of the company. The decision is also based on the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. The Fund sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to

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shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and frontier emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Frontier Emerging Markets Risk. In addition to the risks associated with investing in foreign securities, investments in securities of issuers located in frontier emerging markets are speculative and subject to certain additional unique risks. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. Frontier emerging markets are characterized by, among other things, smaller and less diverse economies, less developed capital markets, greater market volatility, lower trading volume, less liquidity, trade barriers, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in more developed markets, as well as new or unsettled securities laws. Many frontier emerging market countries may be dependent on commodities, foreign trade or foreign aid, resulting in more pronounced risks.

Main Risks of Derivatives. Derivative instruments (such as swaps, options, futures and forwards) often have risks similar to their underlying currency, security or index, in addition to other risks. The use of derivatives also involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, since the Fund may invest in derivatives for speculative purposes, losses from speculative positions in a derivative may be much greater than the derivative’s original cost and may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction could default. Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of its corresponding instrument.

Foreign Currency Forwards and Options Risk. Foreign currency forward and options contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward and options contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives because of market behavior or unexpected events. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to forecast certain market movements, which cannot be assured. Options may be volatile and there can be no assurance that a liquid secondary market will exist for a particular option at any particular time, even though the contract is traded on an exchange.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

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Micro-Cap Company Risk. The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the Fund’s estimate of the company’s current worth, also involve increased risk.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds due to the payment of dividends and interest, if any, in connection with the short positions as well as the cost to borrow the security.

Exchange-Traded Funds Risk. The Fund may purchase shares of exchange-traded funds (“ETFs”). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market index. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the index is designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value. ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

Debt Securities Risks. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security’s price to fall, potentially lowering the Fund’s share price. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the Fund’s share price. The longer a debt security’s effective maturity and duration, the more its price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” If an issuer “calls” its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

Sovereign Debt Risk. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders, or political considerations. The Fund’s sovereign debt holdings are subject to the risk that such debt may be restructured in a manner unfavorable to the Fund. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

The Fund may enter into forward contracts, futures and options contracts and swap agreements to provide economic exposure similar to investments in sovereign frontier emerging market debt or for hedging purposes. Derivatives on sovereign debt are also subject to the risks discussed under “Main Risks of Derivatives.” The Fund may hold short positions in sovereign debt instruments for purposes of hedging the Fund’s frontier emerging market equity securities. Short sales on sovereign debt are also subject to risks discussed under “Foreign Securities and Currencies Risk” and “Short Sale Risk.”

Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. No active trading market may exist for some frontier emerging markets securities and certain frontier emerging markets securities may be subject to restrictions on resale. The inability to dispose of frontier emerging markets securities in a timely fashion

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could result in losses to the Fund. Investments in most, but not all, frontier emerging markets securities tend to have greater exposure to liquidity risk than domestic securities.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The Fund’s returns will vary, and you could lose money. The bar chart and table showing the Fund’s annual return and average annual total returns are not included because the Fund does not have annual returns for a calendar year. When available, the bar chart will show the variability of the Fund’s return over time and the table will show how the Fund’s performance compares to a broad-based market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers
Chad Cleaver, Portfolio Manager of DCM	Richard Thies, Assistant Portfolio Manager of DCM
Portfolio Manager of the Fund	Assistant Portfolio Manager of the Fund
since X/15	since X/15

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Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$250,000	$50,000	$100,000	$10,000	$100	$300

In general, you can buy or sell shares of the Fund by mail at Driehaus Mutual Funds, P.O. Box 9817, Providence, RI 02940, for regular mail or Driehaus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722, for overnight delivery or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you are investing through a 401(k) plan, assets held through such plan may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund

Goal of the Driehaus Frontier Emerging Markets Growth Fund

The Driehaus Frontier Emerging Markets Fund (the “Fund”) strives to increase the value of your investment (capital appreciation). In other words, the Fund tries to buy equity securities with a potential to appreciate in price. Because markets in general, and the individual securities purchased by the Fund, go down in price as well as up, you may lose money by investing in the Fund. The Fund is a specialized investment vehicle and should be used as part of your overall investment strategy to diversify your holdings. The Fund is a series of the Driehaus Mutual Funds (the “Trust”), an open-end management investment company. Please review all the disclosure information carefully.

Who May Want to Invest in the Fund

The Fund may be an appropriate investment if you:

•	Are not looking for current income

•	Are prepared to receive taxable long-term and short-term capital gains

•	Are willing to accept higher short-term risk in exchange for potentially higher long-term returns

•	Can tolerate the increased illiquidity, price volatility, currency fluctuations, and other risks associated with growth style investing and investing in non-U.S. securities

•	Are investing with long-term goals in mind (such as retirement or funding a child’s education, which may be many years in the future) and, therefore, are willing to hold this investment long term

Investment Adviser

The Fund is managed by Driehaus Capital Management LLC (the “Adviser”), a registered investment adviser founded in 1982. As of xxxx xx, 2015, the Adviser managed approximately $x.x billion in assets.

Investment Philosophy

The Adviser believes that, over time, corporate earnings are the primary drivers of stock prices, although expectations of future earnings also affect stock prices. Accordingly, the Adviser makes investment decisions for the Fund based on a belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. Further, the Adviser is of the opinion that good companies are not always good investments and that relative valuation, macroeconomic and behavioral factors may also affect stock prices. The Adviser believes favorable conditions for alpha (or excess returns) exist when the market inefficiently discounts future earnings. The Adviser also believes that opportunistic, conviction-based portfolio construction and informed risk management increase the potential for alpha. Investment decisions involve evaluating a company’s competitive position, evaluating industry and country dynamics, identifying potential growth catalysts and assessing the financial position of the company. The Adviser will sell a holding based on a number of factors including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations. This investment philosophy results in high portfolio turnover. High portfolio turnover in any year may result in payment by the Fund of above-average amounts of transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

Fund Distributions

The Fund intends to pay dividends, if any, at least annually. Such distributions can consist of both ordinary income and any realized capital gains. Unless you are purchasing Fund shares through a tax-exempt or tax-deferred account (such as an IRA), buying Fund shares at a time when the Fund has substantial undistributed income or substantial recognized or unrecognized gains can cost you money in taxes. Contact the Fund for information concerning when distributions will be paid. On a continuing basis, due to high portfolio turnover of the Fund, a greater percentage of capital gains may be paid each year by the Fund with a significant percentage of those capital gains constituting short-term capital gains, which are taxed at ordinary income tax rates for federal income tax purposes. You should consult your tax advisor regarding your tax situation.

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Investment Objective and Principal Investment Strategies

The following supplements the information regarding the Fund’s investment objective and principal investment strategies set forth in the Fund Summary.

The investment objective of the Fund is to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund pursues its objective by investing primarily in securities of frontier emerging market companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in frontier emerging market issuers. For purposes of the Fund’s investments, “frontier emerging market issuers” are those: (i) that have the principal exchange listing for their securities in a frontier emerging market; (ii) that conducts a significant percentage of its business, as measured by the location of their revenues, profits, assets, services rendered or production, in frontier emerging markets; (iii) that are linked to currencies of frontier emerging market countries; (iv) that are legally domiciled in, organized under the laws of, or with principal offices in, frontier emerging market countries; or (v) in the case of sovereign debt, debt issued by a frontier emerging market country. “Frontier emerging markets” generally include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States and the larger traditionally–recognized emerging markets of Taiwan, Korea, Mexico, South Africa, Brazil, India, China and Russia. The Fund may invest in issuers across all market capitalizations, including micro, small and mid-capitalization issuers.

The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing under normal market conditions at least 80% of its net assets (plus the amount of borrowings for investment purposes) in frontier emerging market issuers. The Fund’s investments in options on frontier emerging markets company stocks and exchange-traded funds, frontier emerging markets exchange-traded funds, debt issued by frontier emerging markets issuers, sovereign debt issued by frontier emerging market countries, forward exchange contracts and non-deliverable forwards on frontier emerging markets currencies, as well as futures and swaps on frontier emerging markets instruments and options thereon will be counted toward its policy to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in frontier emerging markets issuers under normal market conditions. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country or region at a given time; the Fund may invest significant assets in any single frontier emerging market country or region. In addition, while the Fund will invest primarily in the securities of frontier emerging market issuers, the Fund may also from time to time invest up to a maximum of 20% of its assets in the securities of non-frontier emerging market issuers. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund’s overall investment objective. The Fund may also invest in securities of issuers with limited operating histories.

Equity securities include common and preferred stocks, American Depositary Receipts (“ADR”), European Depository Receipts (“EDR”), Global Depositary Receipts (“GDR”), equity-convertible securities such as warrants, rights, or options, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase ADRs, EDRs or GDRs, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in corporate and sovereign debt as well as futures, swaps, forward exchange contracts and non-deliverable forwards.

The Fund may purchase or write options on equity securities, exchange traded funds and other similar securities as well as on futures. The Fund may also engage in short sale transactions. The primary purpose of these activities is to hedge exposures within the Fund’s portfolio but the Fund may also do so speculatively for purposes of profiting from the movements of underlying securities.

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

Principal Risks

This section contains greater detail on the risks an investor would face as a shareholder in the Fund based on the Fund’s investment objective and strategies.

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Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The Adviser believes that it may be possible to obtain significant returns from the Fund’s portfolio of foreign investments and to achieve increased diversification in comparison to a personal investment portfolio invested solely in U.S. securities. An investor may gain increased diversification by adding securities from various foreign countries (i) which offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.

Investors should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities — positions which are generally denominated in foreign currencies — and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible imposition of foreign taxes; possible investment in the securities of companies in developing as well as developed countries; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment in these nations; sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements; and the historical lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls relative to the Nigerian Naira, the dollar value of a Naira-denominated stock held in the Fund will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the Naira, the dollar value of the Naira-denominated stock will fall.

Currency Hedging. To the extent the Fund invests in foreign securities, the value of the Fund in U.S. dollars is subject to fluctuations in the exchange rate between foreign currencies and the U.S. dollar. When, in the opinion of the Adviser, it is desirable to limit or reduce exposure in a foreign currency, the Fund may enter into a forward currency exchange contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) (“forward currency contract”). Through the contract, the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. This technique is known as “currency hedging.” By locking in a rate of exchange, currency hedging is intended to moderate or reduce the risk of change in the U.S. dollar value of the Fund during the period of the forward contract. A default on a contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price. The use of forward currency contracts (for transaction or portfolio hedging) will not eliminate fluctuations in the prices of portfolio securities or prevent loss if the price of such securities should decline. In addition, such forward currency contracts will diminish the benefit of the appreciation in the U.S. dollar value of that foreign currency.

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Frontier Emerging Market Risks. The Fund invests primarily in frontier emerging markets. In addition to the risks associated with investing in foreign securities, investments in securities of issuers located in frontier emerging markets are speculative and subject to certain additional unique risks. The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that the Fund invests in issuers located in less developed and developing nations. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain frontier emerging market countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. There is some risk of currency contagion; the devaluation of one currency leading to the devaluation of another. As one country’s currency experiences “stress,” there is concern that the “stress” may spread to another currency. Many frontier emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. Frontier emerging markets are characterized by, among other things, smaller and less diverse economies, less developed capital markets, greater market volatility, lower trading volume, less liquidity, trade barriers, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in more developed markets, as well as new or unsettled securities laws. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. Many frontier emerging markets countries may be dependent on commodities, foreign trade or foreign aid. Based upon the apparent correlation between commodity cycles and a country’s securities markets, additional risk may exist.

Main Risks of Derivatives. Derivative instruments (such as swaps, options, futures and forwards) often have risks similar to their underlying currency, security or index, in addition to other risks. The use of derivatives also involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, since the Fund may invest in derivatives for speculative purposes, losses from speculative positions in a derivative may be much greater than the derivative’s original cost and may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction could default. Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of its corresponding instrument.

Foreign Currency Forwards and Options Risk. Foreign currency forward and options contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward and options contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives because of market behavior or unexpected events. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to forecast certain market movements, which cannot be assured. Options may be volatile and there can be no assurance that a liquid secondary market will exist for a particular option at any particular time, even though the contract is traded on an exchange.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds due to the payment of dividends and interest, if any, in connection with the short positions as well as the cost to borrow the security.

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Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security’s price to fall, potentially lowering the Fund’s share price. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the Fund’s share price. The longer a debt security’s effective maturity and duration, the more its price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” If an issuer “calls” its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

Sovereign Debt Risk. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

The Fund may enter into forward contracts, futures and options contracts and swap agreements to provide economic exposure similar to investments in sovereign fontier emerging market debt or for hedging purposes. Derivatives can be highly volatile, illiquid and difficult to value. Certain types of derivatives, including swap agreements, forward contracts and other over-the-counter transactions, involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.

The Fund may hold short positions in sovereign debt instruments for purposes of hedging the Fund’s frontier emerging market equity securities. Short sales on sovereign debt are also subject to risks discussed under the heading “Principal Risks” and the sub-headings “Foreign Securities and Currencies Risk” and “Short Sale Risk.”

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Micro-Cap Company Risk. The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the Fund’s estimate of the company’s current worth, also involve increased risk.

Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. No active trading market may exist for some frontier emerging markets securities and certain frontier emerging markets securities may be subject to restrictions on resale. The inability to dispose of frontier emerging markets securities in a timely fashion

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could result in losses to the Fund. Investments in many, but not all, frontier emerging markets securities tend to have greater exposure to liquidity risk than domestic securities.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, they may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular country, region, currency, company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that country, region, currency, company, industry or market sector and may fluctuate more than that of a less focused fund.

Portfolio Turnover. The Fund’s annual turnover rate indicates changes in its portfolio investments. The Adviser will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund’s investment objective and policies. It is anticipated that the Fund will experience high rates of portfolio turnover. High portfolio turnover in any year will result in payment by the Fund of above-average amounts of transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate. Under normal market conditions, only securities that increase in value shortly after purchase and that generally continue to increase in value (although they may experience temporary stagnant or declining periods) will be retained by the Fund. Securities sold by the Fund may be purchased again at a later date if the Adviser perceives that the securities are again “timely.” In addition, portfolio adjustments will be made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In light of these factors and the historical volatility of growth stocks, the Fund is likely to experience high portfolio turnover rates, but portfolio turnover rates may vary significantly from year to year. Portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

Manager Risk. How the Adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the Adviser’s investment strategy does not achieve the Fund’s objective or the Adviser does not implement the strategy successfully.

Other Investment Strategies and Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors. Of course, there can be no assurance that the Fund will achieve its investment objective. There are specific restrictions on the Fund’s investments. Such restrictions are detailed in the Statement of Additional Information (“SAI”). In addition to the risks discussed in the Fund Summary, the Fund’s investments involve additional potential risks which are summarized below. The SAI also contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks. The Fund may not use all of these techniques or strategies or might only use them from time-to-time.

Impact of Certain Investments. The Fund may invest in a variety of securities, including those sold in initial public offerings and derivatives. Such investments may have a magnified performance impact on the Fund depending on the Fund’s size. The Fund may not experience similar performance as its assets grow or its investments change.

Depositary Receipts. The Fund may invest in foreign securities in the form of depository receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They include ADRs, which are traded on U.S. exchanges and are U.S. dollar-denominated.

Although ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case

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of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than they would have with a sponsored ADR.

Other forms of depository receipts include EDRs and GDRs, which may be issued in bearer form and denominated in other currencies and are generally designed for use in securities markets outside the U.S. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. Not readily marketable, illiquid securities include restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be deemed liquid under guidelines adopted by the Board of Trustees. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Convertible Securities. While convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated convertible securities or convertible securities rated below investment grade if the securities meet the Adviser’s other investment criteria. The Fund does not currently intend to invest more than 5% of its total assets in below investment grade convertible securities. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, the Adviser’s own investment research and analysis tends to be more important in the purchase of such securities than other factors.

Investment Companies. The Fund may invest in domestic and foreign listed investment companies. Some countries may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for a Fund to invest in a foreign investment company in a country that permits direct foreign investment; similarly, a Fund may invest in a money market fund in order to receive a higher rate of return or to be more productively invested than would be possible through direct investment in money market instruments. Investing through such vehicles may involve layered fees or expenses. The Fund does not intend to invest in such investment companies unless, in the judgment of the Adviser, the potential benefits of such investments justify the payment of any associated fees or expenses.

Repurchase Agreements. The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount representing interest at an agreed-upon interest rate within a specified period of time, usually less than one week, but, on occasion, at a later time. Repurchase agreements entered into by the Fund will be fully collateralized and will be marked-to-market daily. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Settlement Transactions. If the Fund trades a foreign security, it is usually required to settle the purchase transaction in the relevant foreign currency or receive the proceeds of the sale in that currency. At or near the time of the transaction, the Fund may wish to lock in the U.S. dollar value at the exchange rate or rates then prevailing between the U.S. dollar and the currency in which the security is denominated. Transaction hedging may be accomplished on a forward basis, whereby the Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt or delivery at either a specified date or at any time within a specified time period. Transaction hedging also may be accomplished by purchasing or selling such foreign currencies on a “spot,” or cash, basis. In so doing, the Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received and the transaction settled. Similar transactions may be entered into by using other currencies. The Fund may also settle certain trades in U.S. dollars. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors, including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency.

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When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such purchase commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons.

The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be earmarked or segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit, may increase net asset value fluctuation.

Lending Portfolio Securities. The Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. Any such loan must be continuously secured by collateral (cash or U.S. government securities). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses.

Disclosure of Portfolio Holdings. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. The Fund’s portfolio holding information is available at www.driehaus.com.

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Management of the Fund

Trustees and Adviser. The Board of Trustees of the Trust has overall management responsibility. See the SAI for the names of and additional information about the Trustees and officers. The Adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was organized in 1982 and as of xxxx xx, 2015, managed approximately $x.x billion in assets.

The Fund pays the Adviser an annual investment management fee on a monthly basis as follows:

Fund	As a percentage of average daily net assets
Driehaus Frontier Emerging Markets Fund	x.xx	% *

*	The Adviser has entered into a contractual agreement to waive a portion of its management fee and to reimburse operating expenses to the extent necessary to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at x.xx% of average daily net assets until the earlier of the termination of the investment advisory agreement or xxxxx xx, 201x. Because of this agreement, the Fund may pay the Adviser less than the contractual management fee.

Disclosure relating to the material factors and conclusions with respect to those factors that formed the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement will be available in the Fund’s semi-annual report to shareholders for the period ending June 30, 2015. Shareholder reports may be obtained by calling 1-800-560-6111, or by visiting www.driehaus.com or the SEC’s website at www.sec.gov.

Portfolio Manager. Chad Cleaver is the portfolio manager of the Fund, a position he has held since the Fund’s inception. Mr. Cleaver has responsibility for making investment decisions on behalf of the Fund.

Mr. Cleaver has also co-managed the Driehaus Emerging Markets Small Cap Growth Fund since its inception in August 2011 and became its lead portfolio manager on May 1, 2012. Mr. Cleaver has been the co-portfolio manager of the Driehaus Emerging Markets Growth Fund since May 1, 2012 and served as its assistant portfolio manager from May 1, 2008 to May 1, 2012. Mr. Cleaver received his A.B. in Economics in 2000 from Wabash College. He earned his M.B.A. degree in 2004 from the Kenan-Flagler Business School at the University of North Carolina at Chapel Hill. He began his career with the Board of Governors of the Federal Reserve System. He joined the Adviser in 2004 as an investment analyst to the Fund prior to assuming assistant portfolio management responsibilities on May 1, 2008.

Assistant Portfolio Manager. Richard Thies is the assistant portfolio manager of the Fund, a position he has held since the Fund’s inception. In this role, he supports Mr. Cleaver with investment research, security selection and portfolio construction. Mr. Thies has investment decision-making responsibilities for the Fund, subject to Mr. Cleaver’s approval.

Mr. Thies has also been an assistant portfolio manager for the Driehaus Emerging Markets Growth Fund since May 1, 2014. Mr. Thies received his B.A. in international studies from Emory University and his M.A. focused in international political economy from the University of Chicago Booth School of Business. Mr. Thies began his career at the International Finance Corporation of the World Bank Group in 2005. In 2008, Mr. Thies worked for Opportunity International as a proposal writer. He then worked as an associate international economist for The Northern Trust in 2009. Mr. Thies joined the Adviser as a macro analyst in 2011.

The SAI provides additional information about the portfolio manager’s and assistant portfolio manager’s compensation, other accounts managed and ownership of securities in the Fund.

Distributor. Driehaus Securities LLC (“DS LLC”), an affiliate of the Adviser, acts as the distributor of the Trust’s shares pursuant to a Distribution Agreement, without any sales concessions or charges to the Fund or to its shareholders.

Administrator. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) is the administrator for the Fund. In such capacity, BNY Mellon assists the Fund in aspects of its administration and operation, including certain accounting services.

Transfer Agent. BNY Mellon (the “Transfer Agent”) is the agent of the Fund for the transfer of shares, disbursement of dividends and maintenance of shareholder accounting records.

Custodian. The Northern Trust Company (the “Custodian”) is the custodian for the Fund.

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Shareholder Information

Net Asset Value

The Fund’s net asset value is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 3:00 p.m., Central time) on each day the NYSE is open for trading. Purchases and redemptions are made at the Fund’s net asset value per share next calculated after receipt of your purchase or redemption order in good form. Net asset value per share is determined by dividing the difference between the values of the Fund’s assets and liabilities by the number of its shares outstanding. The Funds’ holdings are typically valued using market quotations and portfolio currency positions are based on exchange rates provided by an independent pricing service. Securities and foreign currencies may be valued by the Adviser’s Pricing Committee or an independent pricing service as described below, using methods approved by the Board of Trustees when: (i) securities cannot be priced through a market quotation provided by an independent pricing service and no broker-dealer quotations are available or are determined not to be reasonable, or (ii) an event occurs that affects the value of a portfolio security between the time its price is determined in its local market or exchange and the close of the NYSE where the event would materially affect net asset value.

The Fund uses an independent pricing service to provide fair value estimates for relevant foreign equity securities on days when the U.S. market movement exceeds a certain threshold. This pricing service uses correlations between the movement of prices of foreign equity securities and indices of U.S. traded securities and other indicators, such as closing prices of American Depository Receipts and futures contracts, to determine the fair value of relevant foreign equity securities. In such cases, the Fund’s value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon the security’s sale. Because foreign securities markets may operate on days that are not business days in the U.S., the value of the Fund’s holdings may change on days when you will not be able to purchase or redeem the Fund’s shares.

Opening an Account

1)	Read this Prospectus carefully.

2)	The Fund has the following minimum investments, which may be waived at the discretion of DS LLC:

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$250,000	$50,000	$100,000	$10,000	$100	$300

3)	Complete the appropriate sections of the New Account Application, carefully following the instructions. If you have questions, please contact Shareholder Services at 1-800-560-6111. Complete the appropriate sections of the application which apply to account privileges. You will automatically have telephonic redemption and exchange privileges unless you indicate on the application that you do not want these privileges. By confirming your privileges on the New Account Application, you can avoid the delay of having to submit an additional application to change your privileges.

The Fund seeks to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Fund may limit account activity until investor identification information can be verified. If the Fund is unable to obtain sufficient investor identification information such that the Fund may form a reasonable belief as to the true identity of an investor, the Fund may take further action including closing the account.

4)	Include your purchase check or call Shareholder Services at 1-800-560-6111 to initiate a wire purchase.

5)	To open an Individual Retirement Account (IRA), complete the appropriate Traditional or Roth IRA Application which may be obtained by visiting www.driehaus.com or by calling Shareholder Services at 1-800-560-6111. IRA investors should also read the IRA Disclosure Statement and Custodial Account Agreement for further details on eligibility, service fees, and federal tax considerations. For IRA accounts, the procedures for purchasing and redeeming shares of the Fund, and the account features, policies and fees may differ from those discussed in this Prospectus. Please contact Shareholder Services at 1-800-560-6111 for additional information.

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How to Purchase Shares

1)	By Mail. Make your check payable to Driehaus Mutual Funds. The Fund accepts:

•	Your personal check, preprinted with your name and address

•	Certified personal checks

for Fund share purchases under $100,000. For purchases of $100,000 or more, the Fund accepts only wire transfers.

Driehaus Mutual Funds will not accept the following forms of payment for Fund shares:

•	Cash

•	Credit cards

•	Cashier’s/Official checks

•	Bank drafts

•	Third party checks

•	“Starter” checks that do not have a printed name and address on them

•	Travelers checks

•	Credit card checks

•	Money orders

Any expense incurred as a result of a returned check will be borne by the shareholder. The Fund will charge a $20 fee against your account, in addition to any loss sustained by the Fund, for any check returned for insufficient funds. If you are adding to your existing account, fill out the detachable investment slip from an account statement or indicate your Fund account number and the name(s) in which the account is registered directly on the check. Send to:

Regular Mail:	Overnight Delivery:
Driehaus Mutual Funds	Driehaus Mutual Funds
P.O. Box 9817	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581-1722

2)	By Wire Transfer. Call Shareholder Services at 1-800-560-6111 to initiate your purchase and obtain your account number. Wire instructions can be obtained from Shareholder Services by calling 1-800-560-6111, from the account application or at the Fund’s website at www.driehaus.com.

3)	Through Automatic Investment Plan. Additional investments in shares of the Fund may be made automatically by authorizing the Transfer Agent to withdraw funds via Automated Clearing House Network Transfer (“ACH”) from your pre-designated bank account through the Automatic Investment Plan.

4)	Through ACH. Additional investments in shares of the Fund may also be made at any time by authorizing the Transfer Agent to withdraw funds via ACH from your pre-designated bank account. The Fund does not accept initial investments through ACH. Instructions to purchase shares of the Fund by ACH which are received prior to close of the NYSE receive the net asset value calculated on the next business day. Instructions to purchase shares of the Fund by ACH received after the close of the NYSE receive the net asset value calculated on the second business day after receipt.

5)	Through Financial Institutions. Investors may purchase (or redeem) shares through investment dealers or other financial institutions. The institutions may charge for their services or place limitations on the extent to which investors may use the services offered by the Fund. There are no charges or limitations imposed by the Fund, other than those described in this Prospectus, if shares are purchased (or redeemed) directly from the Fund or DS LLC. However, unless waived, the Fund will deduct 2.00% from the redemption amount if you sell your shares within 60 days after purchase.

New investors who would like to participate in the Automatic Investment Plan or make additional investments in shares of the Fund by ACH should complete the appropriate section of the account application and mail it to Driehaus Mutual Funds at the address included in the “By Mail” section above. Current investors should complete the Optional Account Services Form to add either or both privileges to their account(s). To obtain either form, call Shareholder Services at 1-800-560-6111 or visit www.driehaus.com.

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Financial institutions that enter into a sales agreement with DS LLC or the Trust (“Intermediaries”) may accept purchase and redemption orders on behalf of the Fund. If communicated in accordance with the terms of the sales agreement, a purchase or redemption order will be deemed to have been received by the Fund when the Intermediary accepts the order. In certain instances, an Intermediary (including Charles Schwab & Co., Inc.) may designate other third-party financial institutions (“Sub-Designees”) to receive orders from their customers on the Fund’s behalf. The Intermediary is liable to the Fund for its compliance with the terms of the sales agreement and the compliance of each Sub-Designee. All orders will be priced at the Fund’s net asset value next computed after they are accepted by the Intermediary or Sub-Designee, provided that such orders are communicated in accordance with the terms of the applicable sales agreement.

Certain Intermediaries may enter purchase orders on behalf of their customers by telephone, with payments to follow within several days as specified in their sales agreement. Such purchase orders will be effected at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the Intermediary to place the order on a timely basis. If payment is not received within the time specified in the agreement, the Intermediary could be held liable for any fees or losses resulting from the cancellation of the order.

DS LLC makes payments, and the Adviser may make payments, out of their own resources to Intermediaries for providing shareholder servicing or distribution related activities. No payments are made by the Fund for distribution or promotion of the Fund.

General Purchase Information

Shares of the Fund are offered only to residents of states and other jurisdictions in which the shares are available for purchase. The Fund does not generally sell shares to persons or entities, including foreign financial institutions, foreign shell banks and private banking accounts, residing outside the U.S., its territories and possessions, even if they are U.S. citizens or lawful permanent residents, except to persons with U.S. military APO or FPO addresses. However, under limited circumstances, the Fund reserves the right to sell shares to such persons or entities residing outside of the U.S., its territories and possessions. The Fund reserves the right not to accept any purchase order. The Fund also reserves the right to change its investment minimums without notice. For all purchases, confirmations are sent to the investor in writing except purchases made by reinvestment of dividends, which will be confirmed quarterly.

“Buying a Dividend.” Unless you are purchasing Fund shares through a tax-deferred account (such as an IRA), buying Fund shares at a time when the Fund has substantial undistributed income or substantial recognized or unrecognized gains can cost you money in taxes. See “Distributions and Taxes – Buying a Distribution” below. Contact the Fund for information concerning when distributions will be paid.

Shares Purchased by Check or ACH. Shares purchased by check are subject to a 10 business day escrow period to ensure payment to the relevant Fund. Shares purchased by ACH are subject to a 5 business day escrow period to ensure payment to the relevant Fund. The proceeds of shares redeemed during the escrow period will be released after expiration of the escrow period.

How to Redeem Shares

1)	By Mail. Shareholders may sell shares by writing the Fund at the following address:

Regular Mail:	Overnight Delivery:
Driehaus Mutual Funds	Driehaus Mutual Funds
P.O. Box 9817	4400 Computer Drive
Providence, RI 02940	Westborough, MA 15181-1722

Certain requests for redemption must be signed by the shareholder with a signature guarantee. See “Shareholder Services and Policies — Medallion Signature Guarantees.” Redemption proceeds will be net of any applicable redemption fees.

2)

By Telephone. You will automatically have the telephone redemption by check privileges when you open your account unless you indicate on the application that you do not want this privilege. You may also have redemption proceeds sent directly to your bank account by wire or ACH if you mark the appropriate box(es) and provide your bank information on your application. If you are a current shareholder, you should complete the Optional Account Services Form to add these additional redemption options to your account. You may make a telephone redemption request for up to $100,000 by calling Shareholder Services at 1-800-560-6111 and providing your account number, the exact name of your account and your social security or taxpayer identification

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number. See “General Redemption Information” below for specific information on payment of redemption proceeds under each payment option. The Fund reserves the right to suspend or terminate the telephone redemption privilege at any time.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose address has changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record or wired or electronically transferred to a bank account previously designated by you in writing.

3)	By Wire Transfer. If you have chosen the wire redemption privilege, you may request the Fund to transmit your proceeds by Federal Funds wire to a bank account previously designated by you in writing and not changed within the past 30 days. See “General Redemption Information — Execution of Requests” below.

4)	Through ACH. Your redemption proceeds less any applicable redemption fee, can be electronically transferred to your pre-designated bank account on or about the date of your redemption. There is no fee associated with this redemption payment method.

5)	Through Financial Institutions. If you bought your shares through a financial institution and these shares are held in the name of the financial institution, you must redeem your shares through the financial institution. Please contact the financial institution for this service.

General Redemption Information

Institutional and Fiduciary Account Holders. Institutional and fiduciary account holders, such as corporations, custodians, executors, administrators, trustees or guardians, must submit, with each request, a completed certificate of authorization in a form of resolution acceptable to the Fund. The request must include other supporting legal documents as required from organizations, executors, administrators, trustees or others acting on accounts not registered in their names. For more information, please contact Shareholder Services at 1-800-560-6111.

Cancellation. A shareholder may not cancel or revoke a redemption order once instructions have been received and accepted. The Fund cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

Redemptions by the Fund. The Fund reserves the right to redeem shares in any account and send the proceeds to the owner if, immediately after a redemption, the shares in the account do not have the Minimum Account Value as shown below:

Fund	Minimum Account Value	Minimum IRA Account Value
Driehaus Frontier Emerging Markets Fund	$5,000	$1,500

A shareholder would be notified that the account is below the minimum and would have 30 days to increase the account before the account is redeemed.

In-Kind Redemptions. The Fund generally intends to pay all redemptions in cash. However, the Fund may pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities, if your requests over a 90-day period total more than $250,000 or 1% of the net assets of the Fund, whichever is less. An in-kind redemption is taxable for federal income tax purposes in the same manner as a redemption for cash.

Execution of Requests. If an order is placed prior to the close of regular trading on the NYSE (normally 3:00 p.m., Central time) on any business day, the purchase of shares is executed at the net asset value determined as of the closing time that day. If the order is placed after that time, it will be effected on the next business day.

A redemption order will be executed at the price which is the net asset value determined after proper redemption instructions are received, minus the redemption fee, if applicable. The redemption price received depends upon the Fund’s net asset value per share at the time of redemption and any applicable redemption fee. Therefore, it may be more or less than the price originally paid for the shares and may result in a realized capital gain or loss for federal income tax purposes.

The Fund will deduct a redemption fee of 2.00% from the redemption amount for shareholders who sell their shares within 60 days of purchase. This fee is paid to the Fund and is designed to offset the commission costs, market impact costs, tax consequences to the

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Fund, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption fees may be waived in certain circumstances (see “Policies and Procedures Regarding Frequent Purchases and Redemptions” below).

For shareholders who purchased shares on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares that were acquired through reinvestment of distributions.

The Fund will pay redemption proceeds, less any applicable fees (including redemption fees), as follows:

1)	PAYMENT BY CHECK – Normally mailed within seven days of redemption to the address of record.

2)	PAYMENT BY WIRE – Normally sent via the Federal Wire System on the next business day after redemption ($15 wire fee applies) to your pre-designated bank account.

3)	PAYMENT BY ACH – Normally sent by ACH on or about the date of your redemption to your pre-designated bank account. Please consult your financial institution for additional information.

If it is in the best interest of the Fund to do so, the Fund may take up to seven days to pay proceeds from shares redeemed. The redemption price will be determined as of the time proper redemption instructions are received, in the manner described above, even if the Fund delays payment of the proceeds. For payments sent by wire or ACH, the Fund is not responsible for the efficiency of the federal wire or ACH systems or the shareholder’s financial services firm or bank. The shareholder is responsible for any charges imposed by the shareholder’s financial services firm or bank. Payment for shares redeemed within 10 business days after purchase by personal check or 5 business days after purchase by ACH will be delayed until the applicable escrow period has expired. Shares purchased by certified check or wire are not subject to the escrow period.

Policies and Procedures Regarding Frequent Purchases and Redemptions

Frequent and short-term trading in shares of the Fund, known as “market timing,” can harm long-term Fund shareholders. Such short-term trading activity can result in increased costs to the Fund for buying and selling portfolio securities and also can disrupt portfolio management strategies when the Fund needs to maintain cash or liquidate portfolio holdings to meet redemptions. The Fund may be particularly susceptible to risks of short-term trading because it invests in foreign securities. Time zone differences among international stock markets may motivate investors to attempt to exploit the use of prices based on closing prices of foreign securities exchanges (“time zone arbitrage”). The Fund’s valuation procedures seek to minimize investors’ ability to engage in time zone arbitrage in the Fund. See “Net Asset Value” above.

The Trust’s Board of Trustees has adopted policies and procedures in an effort to discourage and prevent market timing, which do not accommodate frequent purchases and redemptions of shares. The Trust imposes a 2% redemption fee on redemptions (including exchanges) of Fund shares made within 60 days of their purchase. This redemption fee was imposed to reduce the impact of costs resulting from short-term trading and to deter market timing activity. The Fund waives the redemption fee in certain circumstances, including for certain retirement plan investors, for certain omnibus accounts when the Intermediary collects the fee at the sub-account level and remits it to the Fund, for investors in certain wrap programs and otherwise, at the Fund’s discretion. The Fund reserves the right to modify or terminate these waivers at any time.

The Fund’s Adviser receives trading activity information from the Transfer Agent and monitors Fund inflows and outflows for suspected market timing activity using certain activity thresholds. The Adviser monitors the trading activity of direct shareholders and trading activity through Intermediaries, as well as instances in which the Fund receives a redemption fee from a direct shareholder or Intermediary account. This monitoring may result in the Fund’s rejection or cancellation of future purchase or exchange transactions in that shareholder’s account(s) without prior notice to the shareholder. Under current procedures, such rejection or cancellation would occur within one business day after the Adviser identifies the suspected market timing activity. The Fund also may limit the number of exchanges a shareholder can make between series of Driehaus Mutual Funds.

Shares of the Fund may be purchased directly from the Fund (through the Transfer Agent) or through omnibus arrangements with broker-dealers or other Intermediaries that aggregate shareholder transactions. The Fund does not know the identity of the beneficial owners of many of the accounts opened through Intermediaries and consequently rely on the Intermediaries to comply with the Fund’s policies and procedures on frequent purchases and redemptions. In some instances, the Fund allows an Intermediary to impose

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frequent trading restrictions that differ from those of the Fund. Investors who purchase shares through an Intermediary should review any disclosures provided by the Intermediary with which they have an account to determine what frequent trading restrictions may apply to their account. The Fund may direct any Intermediary to block any shareholder account from future trading in the Fund if market timing is suspected or discovered.

Shareholders seeking to engage in market timing activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent such trading, there is no guarantee that the Fund or Intermediaries will be able to identify these shareholders or curtail their market timing activity.

Shareholder Services and Policies

Exchanging Shares. Any shares of the Fund that you have held for the applicable escrow period may be exchanged for shares of any other Driehaus Mutual Fund in an identically registered account, provided the Fund(s) has (have) the same transfer agent, is (are) available for purchase, the Fund(s) to be acquired is (are) registered for sale in your state of residence and you have met the minimum initial investment requirements. Procedures applicable to the purchase and redemption of the Fund’s shares are also applicable to exchanging shares, including the prices that you receive and pay for the shares you exchange. You will automatically have the ability to exchange shares of any Driehaus Mutual Fund, subject to the qualifications noted above, by telephone unless you indicate on your application that you do not want this privilege. The Fund reserves the right to limit the number of exchanges between the various series of Driehaus Mutual Funds and to reject any exchange order. The Fund reserves the right to modify or discontinue the exchange privilege at any time upon 60 days’ written notice. For federal income tax purposes, an exchange is treated the same as a sale and you may recognize a capital gain or loss upon an exchange, depending upon the cost or other basis of the shares exchanged. The 2.00% redemption fee also applies to shareholders who exchange their shares for any other Driehaus Mutual Fund shares within 60 days of purchase.

Medallion Signature Guarantees. A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account activity. In addition to certain signature requirements, a medallion signature guarantee is required in any of the following circumstances:

•	A redemption request is over $100,000.

•	A redemption check is to be made payable to anyone other than the shareholder(s) of record or the name has been changed within 30 days of the request.

•	A redemption check is to be mailed to an address other than the address of record or the address has been changed within 30 days of the request.

•	A redemption amount is to be wired to a bank other than one previously authorized.

•	To add or change bank information for wire or ACH transactions on an existing account.

At the Fund’s discretion, medallion signature guarantees also may be required for other transactions or changes to your account. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP), and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not part of these programs will not be accepted.

Telephone Transactions. Shareholders will automatically have telephone redemption by check and exchange privileges unless they indicate on their account application that they do not want these privileges. Shareholders may initially purchase shares by telephone via bank wire. Shareholders engaging in telephone transactions should be aware of the risks associated with these types of transactions as compared to written requests. Although the Fund employs reasonable procedures to confirm that instructions received by telephone are genuine, a shareholder authorizing a transaction by telephone bears the risk of any resulting losses, unless the Fund or its service providers fail to employ these measures. In such cases, the Fund or its service providers may be liable for losses arising from unauthorized or fraudulent instructions. In addition, the Fund reserves the right to record all telephone conversations. Confirmation statements for telephone transactions should be reviewed for accuracy immediately upon receipt by the shareholder.

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Unusual Circumstances. During times of unusual economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In addition, in unusual circumstances, the Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to seven days or longer as allowed by federal securities laws. In the event that you are unable to reach the Fund by telephone, requests may be mailed to the Fund at the address listed in “How to Redeem Shares.”

A Note on Mailing Procedures. In order to provide greater convenience to our shareholders and cost savings to the Fund by reducing the number of duplicate shareholder mailings, only one copy of most proxy statements, financial reports and prospectuses will be mailed to households, even if more than one person in a household holds shares of the Fund. Separate shareholder statements will continue to be mailed for each Fund account. If you want additional copies or do not want your mailings to be “householded,” please call Shareholder Services at 1-800-560-6111 or write to Driehaus Mutual Funds, P.O. Box 9817, Providence, RI 02940.

Dividend Policies

Reinvestment of Distributions. Dividends and distributions payable by the Fund are automatically reinvested in additional shares of such Fund unless the investor indicates otherwise on the application or subsequently notifies the Fund, in writing, of the desire to not have dividends automatically reinvested. Reinvested dividends and distributions are treated the same for federal income tax purposes as dividends and distributions received in cash.

Distributions and Taxes

Payment of Dividends and Other Distributions. The Fund pays its shareholders dividends from its investment company taxable income (determined without regard to the deduction for dividends paid), and distributions from any realized net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards available from prior years). Dividends and distributions are generally paid once a year. The Fund intends to distribute at least 98% of any ordinary income for the calendar year (not taking into account any capital gains or losses), plus 98.2% of capital gain net income realized during the 12-month period ended October 31 in that year, if any. The Fund intends to distribute any undistributed ordinary income and capital gain net income in the following year.

Federal Income Tax Status of Dividends and Other Distributions. Distributions by the Fund of investment company taxable income (determined without regard to the deduction for dividends paid) are generally subject to federal income tax at ordinary income tax rates. However, a portion of such distributions that were derived from certain corporate dividends may qualify for either the 70% dividends received deduction available to corporate shareholders under the Internal Revenue Code of 1986, as amended (the “Code”), or the reduced rates of federal income taxation for “qualified dividend income” currently available to individual and other noncorporate shareholders under the Code, provided certain holding period and other requirements are satisfied. However, dividends received by the Fund from foreign corporations are not expected to qualify for the dividends received deduction and dividends received from certain foreign corporations may not qualify for treatment as qualified dividend income. Distributions of net capital gains, if any, are generally taxable as long-term capital gains for federal income tax purposes regardless of how long a shareholder has held shares of the Fund. The U.S. federal income tax status of all distributions will be designated by the Fund and reported to its shareholders annually. Distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared to shareholders of record in the last three months of the calendar year and paid in the following January are taxable as if paid on December 31 of the year declared.

Taxability of Distributions to Individuals and Other Noncorporate Shareholders

(taxable years beginning in 2014)

Type of Distribution	Federal Income Tax Rate for 15% Bracket or lower	Federal Income Tax Rate for 25%, 28%, 33% and 35% Bracket	Federal Income Tax Rate for 39.6% Bracket
Income Dividends	ordinary income rate	ordinary income rate	ordinary income rate
Short-term Capital Gains	ordinary income rate	ordinary income rate	ordinary income rate
Long-term Capital Gains	0%	15%	20%
Qualified Dividend Income	0%	15%	20%

In addition, an additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals,

22

estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries that generally entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. The Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

To the extent that the Fund is liable for foreign income taxes, the Fund may make an election under the Code to “pass through” to the Fund’s shareholders foreign income taxes paid, but there can be no assurance that the Fund will qualify to make such election. If this election is made, shareholders will generally be able to claim a credit or deduction (subject to certain limitations) on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Under the Code, no deduction for foreign taxes may be claimed by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may be able to claim a credit for foreign taxes paid and in any event will be treated as having taxable income in the amount of the shareholder’s pro rata share of foreign taxes paid by the Fund. If the Fund does not make such an election, the foreign taxes paid by the Fund will reduce the Fund’s net investment income. In such a case, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

Buying a Distribution. A distribution paid after an investor purchases shares of the Fund will reduce the net asset value of the shares by the amount of the dividend or distribution, but such dividend or distribution nevertheless will be taxable to such shareholder even if it represents a return of a portion of the shareholder’s investment.

Redemption of Fund Shares. If a shareholder redeems or exchanges Fund shares in a non-retirement account, it is generally considered a taxable event for federal income tax purposes. Depending on the purchase price and the sale price of the shares redeemed or exchanged, the shareholder may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the shareholder held the shares for more than one year. If the shareholder held the shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gain is taxable at ordinary income tax rates for federal income tax purposes. Shareholders may be limited in their ability to utilize capital losses. Any loss realized on sales or exchanges of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

Backup Withholding. The Fund may be required to withhold federal income tax (“backup withholding”) at a 28% rate from dividends, distributions and redemption proceeds paid to certain shareholders. Backup withholding may be required if:

•	An investor fails to furnish the Fund with the investor’s properly certified social security or other taxpayer identification number;

•	An investor fails to properly certify that the investor’s taxpayer identification number is correct or that the investor is not subject to backup withholding due to the underreporting of certain income; or

•	The Internal Revenue Service (“IRS”) informs the Fund that the investor’s taxpayer identification number is incorrect or that the investor is subject to backup withholding.

Cost Basis Reporting. The Fund is required to report to the IRS, and to furnish to Fund shareholders, detailed cost basis and holding period information for Fund shares acquired on or after January 1, 2012 (“covered shares”), that are redeemed on or after that date. These requirements do not apply to investments through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the cost basis of such shares, (ii) the gross proceeds you received on the redemption, and (iii) the holding period for the redeemed shares. The Fund’s default method for calculating the cost basis of covered shares is the average cost basis. You should contact your tax or other advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method other than the default average cost basis. If you wish to change your cost basis methodology, please see the Cost Basis Election Form at www.driehaus.com or call 1-800-560-6111. If you hold your Fund shares through a financial intermediary, please contact your representative regarding the reporting of cost basis and available elections for your account.

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Taxation of Non-U.S. Shareholders. Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by an applicable treaty.

Certifications of federal income tax status are contained in the account application that should be completed and returned when opening an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse a shareholder for amounts withheld. A shareholder may, however, claim the amount withheld as a credit on the shareholder’s federal income tax return, provided certain information is provided to the IRS.

The foregoing discussion of U.S. federal income taxation is only a general summary as of xxxxx xx, 2015. It is not intended to be a full discussion of all federal income tax laws and their effect on shareholders. Shareholders should consult their tax advisors as to the federal, state, local or foreign tax consequences of ownership of any Fund shares before making an investment in the Fund.

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Financial Highlights — Driehaus Frontier Emerging Markets Fund

The financial highlights table is not included since the Fund has not commenced operations as of the date of this Prospectus.

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FOR MORE INFORMATION

More information on the Fund is available without charge, upon request, including the following:

Annual/Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a letter from the Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference.

To Obtain Information:

By Telephone

Call 1-800-560-6111

By Mail

Write to:

Driehaus Mutual Funds

P.O. Box 9817

Providence, RI 02940

On the Internet

Text-only versions of Fund documents, including the SAI, annual and semi-annual reports can be viewed online or downloaded without charge from: www.driehaus.com or the SEC at http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (1-202-551-8090) or by sending your request by email to publicinfo@sec.gov or to the SEC’s Public Reference Section, Washington, DC 20549-1520 (a duplicating fee is charged).

© 2015, Driehaus Mutual Funds

1940 Act File No. 811-07655

Statement of Additional Information Dated             , 2015

SUBJECT TO COMPLETION

Dated November 7, 2014

DRIEHAUS MUTUAL FUNDS

25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS FRONTIER EMERGING MARKETS FUND *XXXXX

(the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus, but provides additional information that should be read in conjunction with the Fund’s prospectus dated             , 2015 and any supplements thereto (“Prospectus”). The Prospectus may be obtained at no charge by calling 1-800-560-6111.

GENERAL INFORMATION AND HISTORY

Driehaus Frontier Emerging Markets Fund (the “Fund”) is a nondiversified series of Driehaus Mutual Funds (the “Trust”), an open-end management investment company. Driehaus Capital Management LLC (“DCM” or the “Adviser”) provides management and investment advisory services to the Fund. The Trust is a Delaware statutory trust organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013 (“Declaration of Trust”), and as of the date of this SAI has nine series, including the Fund. The Trust or the Fund may be terminated (i) by the affirmative vote of at least two-thirds of the outstanding shares of the Trust (or Fund) at any meeting of shareholders, or (ii) by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by at least two-thirds of the outstanding shares, or (iii) by the Trustees by written notice to shareholders. The Trust may issue an unlimited number of shares, in one or more series or classes as its Board of Trustees (the “Board”) may authorize.

Each share of the Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of the Fund, and all shares of the Fund have equal rights in the event of liquidation of the Fund.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of the Trust’s outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a Trustee or Trustees and will assist in the communication with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940 (the “1940 Act”). All shares of all series of the Trust are voted together in the election of Trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by the series, except that shares are voted by an individual series when required by the 1940 Act or other applicable law, or when the Board determines that the matter affects only the interests of one series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

The Fund expects to commence operations on             , 2015.

PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS

General Investment Risks

As with all investments, at any given time the value of your shares in the Fund may be worth more or less than the price you paid. The value of your shares depends on the value of the individual securities owned by the Fund which will go up and down depending on the performance of the company that issued the security, general market and economic conditions, and investor confidence. In addition, the market for securities generally rises and falls over time, usually in cycles. During any particular cycle, an investment style may be in or out of favor. If the market is not favoring the Fund’s style, the Fund’s gains may not be as big as, or its losses may be larger than, those of other equity funds using different investment styles.

Recent Market Events Risk

Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Cyber Security Risk

With the increased use of technologies such as the Internet and the use of electronic data, the Fund and its third-party service providers are susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. Cyber security failures or breaches of a Fund’s third-party service provider (including, but not limited to, the Adviser, administrator, custodian and transfer agent) or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. Although the Fund and its third-party service providers have business continuity plans and other safeguards in place, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified.

Foreign Securities

The Fund invests in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, taxes or expropriation of assets) than investments in securities of domestic issuers. The Fund may also purchase foreign securities in the form of European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign issuers. Additionally, the Fund may purchase foreign securities in the form of American Depositary Receipts (“ADRs”). Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. Generally, ADRs are designed for the U.S. securities markets and EDRs and GDRs are designed for use in European and other foreign securities markets. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

With respect to equities that are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Nigerian Naira, the dollar value of a Naira-denominated stock held in the Fund will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the Naira, the dollar value of the Naira-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under “Currency Exchange Transactions.”)

Risks. Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities and positions which are generally denominated in foreign currencies, and utilization of forward currency contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements.

Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Currency Exchange Transactions. Currency exchange transactions may be conducted either through forward currency contracts (“forward currency contracts”) or on a spot (i.e., cash) basis at the spot rate for purchasing currency prevailing in the foreign exchange market. Forward currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward currency contracts are usually entered into with banks and broker-dealers, are not exchange traded and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which the Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. The Fund’s currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described under “Synthetic Foreign Money Market Positions.” Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Fund accruing in connection with settlement of the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward currency contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Adviser to limit or reduce exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward currency contracts for each currency held in the Fund. The Fund may not engage in “speculative” currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Synthetic Foreign Money Market Positions. The Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Nigerian Naira could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Nigerian Naira on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, should, in general, be similar, but would not be identical because the components of the alternative investments would not be identical.

Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, a synthetic foreign money market position shall not be deemed a “foreign security” for purposes of the policy that, under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in frontier emerging markets issuers

Frontier Emerging Markets

Securities markets in frontier emerging market countries are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively undeveloped. Securities brokers and other intermediaries in frontier emerging market countries may not perform as well as their counterparts in the United States and other more developed securities markets.

Frontier emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Additionally, changes in governments and economies of such countries may result in capital controls or other regulatory measures that may affect the Fund’s ability to satisfy redemptions.

Lending of Portfolio Securities

Subject to restriction (3) under “Investment Restrictions” in this SAI, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan, but would call the loan to permit voting of the securities if, in the Adviser’s judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Repurchase Agreements

The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days as well as any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.

Warrants

The Fund may purchase warrants, which are instruments that give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. Warrants are generally sold by companies intending to issue stock in the future, or by those seeking to raise cash by selling shares held in reserve.

Short Sales

The Fund may make short sales “against the box.” In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale “against the box” involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale “against the box” enables the Fund to obtain the current market price of a security that it desires to sell but is unavailable for settlement.

The Fund may also make short sales of securities to hedge its portfolio or a portion thereof or may do so speculatively for purposes of profiting from a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities, and is often obligated to pay any dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. In addition, unlike taking a long position in a security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board of Trustees and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. The Fund will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so if permitted by the laws and regulations of such jurisdiction.

Rule 144A Securities

The Fund may purchase securities that have been privately placed but are eligible for purchase and sale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund’s restriction of investing no more than 15% of its net assets in illiquid securities. In determining whether a Rule 144A security is liquid or not, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser will consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Line of Credit

Subject to restriction (4) under “Investment Restrictions” in this SAI, the Trust has established a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Currently, the line of credit is not available to the Fund.

Portfolio Turnover

Portfolio turnover rate is commonly measured by dividing the lesser of total purchases or sales for the period under consideration by the average portfolio value (i.e., the cumulative total investment in the account at the end of each month, divided by the number of months under consideration).

Rising Interest Rate Risk

There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on fixed income securities and could negatively affect the Fund’s net asset value.

Derivatives

Consistent with its objective, the Fund may invest in a broad array of financial instruments and securities, commonly known as derivatives. The Fund may enter into conventional exchange-traded and non exchange-traded options, futures contracts, futures options, swaps and similar transactions, such as caps, floors and collars, involving or relating to currencies, securities, interest rates, prices or other items. In each case, the value of the instrument or security is “derived” from the performance of an underlying asset or a “benchmark,” such as a security, an index, an interest rate or a currency.

Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability or other factors. They also may be used in an effort to enhance portfolio returns.

The successful use of derivatives may depend on the Adviser’s ability to correctly forecast changes in the levels and directions of movements in currency exchange rates, security prices, interest rates and other market factors affecting the derivative itself or the value of the underlying asset or benchmark. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. No assurance can be given that any strategy used will succeed. In addition, correlations in the performance of an underlying asset to a derivative may not be well established. Privately negotiated and over-the-counter derivatives may not be as well regulated and may be less marketable than exchange-traded derivatives.

The Fund may use equity linked certificates/notes/swaps (all derivatives) to further its investment objectives. In buying such derivatives, the Fund could be purchasing bank debt instruments, swaps or certificates that vary in value based on the value of the underlying benchmark security. If the Fund buys such derivative instruments, it is subject to the risk of the inability or refusal to perform of the counterparties to the transaction.

A swap transaction is an individually negotiated, nonstandardized agreement between two parties to exchange cash flows (and sometimes principal amounts) measured by different interest rates, exchange rates, indices or prices, with payments generally calculated by reference to a principal (“notional”) amount or quantity. In general, swaps are agreements pursuant to which the Fund contracts with a bank or a broker/dealer to receive a return based on or indexed to the performance of an individual security or a basket of securities. The Fund usually will enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions. Swap contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. As a result, the Fund will be subject to the risk of the inability or refusal to perform with respect to such contracts on the part of the counterparties with which the Fund trades. If there is a default by a counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market is generally not regulated by any government authority. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade.

As a result of the Dodd-Frank Act, certain swap agreements may be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations could, among other things, increase the costs of such transactions, affect the ability of the Fund to enter into swap agreements or limit the ability of the Fund to terminate existing swap agreements or to realize amounts to be received under such agreements. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.

To the extent the Fund uses interest rate, currency and index swaps, they intend to use them as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will earmark or segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund’s net obligation, if any.

Options on Securities and Indexes. The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

The Fund will write call options and put options only if they are “covered.” For example, in the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are earmarked or held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain, or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts. The Fund may use foreign currency futures contacts, interest rate futures contracts and index futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index1 at a specified price and time. A public market exists in futures contracts covering a number of indices, as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund’s securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund’s exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The success of any futures transaction may depend on the Adviser correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund’s return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the Adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities or other securities acceptable to the broker (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expect to earn interest income on their initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes

[1]

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund’s portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund’s portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures. If other options, futures contracts or futures options of types other than those described herein are traded in the future, the Fund may also use those investment vehicles, provided that the Board determines that their use is consistent with the Fund’s investment objective.

When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

A notice of eligibility for exclusion from the definition of the term “commodity pool operator” will be filed with the National Futures Association on behalf of the Adviser with respect to the Fund. The Fund intends to limit its use of futures and options on futures or commodities or engage in swap transactions so as to remain eligible for the exclusion. If the exclusion was no longer available, the Adviser would be required to register as a “commodity pool operator,” and the Adviser would be subject to regulation under the Commodity Exchange Act as a registrant.

Special Risks of Hedging Strategies

Participation in the options or futures markets involves investment risks and transactions costs to which the Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Adviser’s prediction of movements in the securities and interest rate markets is inaccurate, the Fund could be in a worse position than if such strategies were not used.

Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

Corporate Debt Securities

The Fund may invest in corporate debt securities issued by issuers in frontier emerging market countries. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indications. The Fund can invest in corporate securities of any rating or that are unrated. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Convertible Securities

The Fund may invest in convertible debt securities. The Fund may also invest in common or preferred stock as a means of realizing the economic value associated with owning convertible securities. Convertible securities are bonds or preferred stocks that may be converted (exchanged) into common stock of the issuing company within a certain period of time, for a specified number of shares. By investing in convertible debt securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The market value of convertible debt securities tends to vary inversely with the level of interest rates. Although under normal market conditions longer-term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations.

Sovereign Debt

Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

The Fund may enter into forward contracts, futures and options contracts and swap agreements to provide economic exposure similar to investments in sovereign frontier emerging market debt or for hedging purposes. Derivatives can be highly volatile, illiquid and difficult to value. Certain types of derivatives, including swap agreements, forward contracts and other over-the-counter transactions, involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.

The Fund may hold short positions in sovereign debt instruments for purposes of hedging the Fund’s frontier emerging market securities. Short sales on sovereign debt are also subject to risks discussed under the heading “Short Sales.”

Exchange-Traded Funds

The Fund may purchase shares of exchange-traded funds (“ETFs”). All ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market index. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the index is designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value. ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

The Fund’s investment in ETFs, subject to the exception specified in the next sentence, currently is limited to (a) 3% of the total voting stock of any one ETF, (b) 5% of the Fund’s total assets with respect to any one ETF and (c) 10% of the Fund’s total assets in the aggregate. An exception to these limitations is found in Section 12(d)(1)(F) of the 1940 Act, which provides that the above limitations do not apply to securities purchased or otherwise acquired by the Fund if (a) immediately after such purchase or acquisition not more than 3% of the total outstanding securities of such ETF is owned by the Fund and all affiliated persons of the Fund; and (b) the Fund has not offered or sold, and is not proposing to offer or sell, any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1/2%. In any event, the Fund will not invest more than 10% of its total assets in ETFs.

INVESTMENT RESTRICTIONS

The Fund operates under the following fundamental investment restrictions, which, together with the investment objective and fundamental policies, cannot be changed without the approval of a “majority of the outstanding voting securities,” which is defined in the 1940 Act to mean the lesser of (i) 67% of the Fund’s shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Fund’s outstanding shares. The Fund may not:

(1)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the 1933 Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2)	purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward currency contracts;

(3)	make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan);

(4)	borrow, except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures and options on futures;

(5)	invest in a security if 25% or more of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry,[2] except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; or

(6)	issue any senior security except to the extent permitted under the 1940 Act.

All swap agreements and other derivative instruments that were not classified as commodities or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts for purposes of restriction number 2 above. The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of short sales, options and futures contact transactions is not considered to be borrowing for purposes of restriction number 4 above or the issuance of a senior security for purposes of restriction number 6 above.

The Fund is also subject to the following nonfundamental restrictions and policies, which may be changed by the Board without shareholder approval. The Fund may not:

(1)	invest in companies for the purpose of exercising control or management;

[2]	For purposes of this investment restriction, the Fund uses industry classifications contained in Morgan Stanley Capital International and Standard & Poor’s Global Industry Classification Standard (“GICS”). To the extent that categorization in GICS is “Miscellaneous” or “Other” for an industry, the portfolio manager may change the GICS industry classification to a more appropriate or specific industry.

(2)	purchase, except for securities acquired as part of a merger, consolidation or acquisition of assets, more than 3% of the stock of another investment company (valued at time of purchase);

(3)	mortgage, pledge or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures and options on futures;

(4)	invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days; or

(5)	under normal market conditions, invest less than 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of frontier emerging markets issuers.

The Fund will notify its shareholders at least 60 days prior to any change in the policy described in number 6 above.

For purposes of these investment restrictions, with the exception of the restriction on borrowing, subsequent changes in the Fund’s holdings as a result of changing market conditions or changes in the amount of the Fund’s total assets does not require the Fund to sell or dispose of an investment or to take any other action, except that if illiquid securities exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of the Fund to decline. With respect to the investment restriction related to borrowing, the Fund may only borrow from banks and in the event that such asset coverage shall at any time fall below 33 1/3% of its total assets, the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 33 1/3% of its total assets.

DISCLOSURE OF THE FUND’S PORTFOLIO HOLDINGS

It is the policy of the Fund, DCM and Driehaus Securities LLC (“DS LLC” or the “Distributor”) that non-public information about the Fund’s portfolio holdings (“Portfolio Holdings”) may not be selectively disclosed to any person, unless the disclosure (a) is made for a legitimate business purpose, (b) is made to a recipient who is subject to a duty to keep the information confidential, including a duty not to trade on the basis of the Fund’s Portfolio Holdings (“Authorized Recipients”), (c) is consistent with DCM’s fiduciary duties as an investment adviser, the duties owed by DS LLC as a broker-dealer or the duties owed by the Fund to their shareholders and (d) will not violate the antifraud provisions of the federal securities laws (“Disclosure Conditions”). The purpose of this policy is to prevent abusive trading in shares of the Fund, such as market timing, and not other fraudulent practices, e.g., trading on “inside information,” that are addressed in the Trust’s, DCM’s and DS LLC’s Code of Ethics.

Authorized Recipients of Portfolio Holdings information are: (a) the Trust’s officers and Trustees in their capacity as such; (b) officers, directors or employees of DCM and DS LLC who need the information to perform their duties; (c) outside counsel to the Trust, DCM or DS LLC and independent counsel to the Trust’s Trustees who are not affiliates of the Adviser (each an “Independent Trustee” and collectively, the “Independent Trustees”) in their capacity as such; (d) the independent registered public accounting firm (the “auditors”) for the Fund, DCM or DS LLC; (e) the auditors conducting the performance verifications for DCM, DS LLC and/or their affiliates; (f) third-party broker-dealers in connection with the provision of brokerage, research or analytical services to the Trust, DCM or DS LLC; (g) third-party service providers to the Fund, DCM or DS LLC, such as the Fund’s custodian; the Fund’s administrator and transfer agent; DCM’s proxy-voting service; the Fund’s pricing service; and “best execution” analysts retained to evaluate the quality of executions obtained for the Fund, provided their contracts with the Fund, DCM and DS LLC contain appropriate provisions protecting the confidentiality, and limiting the use, of the information; (h) consultants and rating and ranking organizations that have entered into written confidentiality agreements with the Trust, DCM or DS LLC appropriately limiting their use of the information; and (i) such other Authorized Recipients as may be pre-approved from time to time by DCM’s Chief Executive Officer, President or General Counsel.

Authorized Recipients do not include, for example, members of the press or other communications media, institutional investors and persons that are engaged in selling shares of the Fund to customers, such as financial planners, broker-dealers or other intermediaries unless the Disclosure Conditions are satisfied. However, the Fund, DCM or DS LLC may make disclosure of a limited number of Portfolio Holdings, provided the Fund is not disadvantaged by such disclosure and the disclosure is made for a legitimate business purpose. For example, in the normal course of business, in discussions about the Fund with current and prospective institutional shareholders and/or their advisors conducting due diligence about the Fund, the Adviser may occasionally and incidentally mention specific Portfolio Holdings that have not been previously disclosed. The Fund and the Adviser do not believe that these disclosures will disadvantage the Fund.

The Fund will post performance figures on its web site within seven business days after month-end. The Fund will post Portfolio Holdings, including top five holdings, on its web site 30 days after month-end. Sector and country weightings and performance attribution will be posted as soon as information is available after calendar quarter-end. All Portfolio Holdings information is available at www.driehaus.com. Portfolio Holdings information is also available upon request after the web site posting and quarterly on Form N-Q or Form N-CSR. These filings are described below.

The Fund’s Portfolio Holdings posted on the web site and in these filings may not represent current or future portfolio composition and are subject to change without notice. Information on particular Portfolio Holdings may be withheld if it is in the Fund’s best interest to do so.

DCM and DS LLC shall not agree to give or receive from any person or entity any compensation or consideration of any kind (including an agreement to maintain assets in any portfolio or enter into or maintain any other relationship with DCM or DS LLC) in connection with the release of the Fund’s Portfolio Holdings.

DCM’s General Counsel is responsible for reviewing the agreements between the Trust, DCM or DS LLC and the third-party service providers, consultants, rating and ranking organizations and any pre-approved Authorized Recipients, to seek to ensure that these agreements contain appropriate confidentiality and limitations on use provisions. DCM’s Chief Compliance Officer is responsible for monitoring compliance with the Fund’s pre-approval and disclosure restrictions. The Trust’s Treasurer, Chief Legal Officer and Chief Compliance Officer, working with the Trust’s counsel, are responsible for ensuring the accuracy and completeness of the Prospectus and SAI disclosure related to the Fund’s discosure of portfolio holdings. The Trust’s Chief Compliance Officer will report to the Trust’s Board at least annually on compliance by the Fund, DCM and DS LLC with the policies and procedures on selective disclosure of the Fund’s Portfolio Holdings to enable the Board to exercise its oversight of these policies and procedures.

The Fund’s Portfolio Holdings must be filed with the SEC within 60 days of quarter-end. The Portfolio Holdings are available on the Fund’s web site at www.driehaus.com within five business days after filing with the SEC and are available on the web site for at least six months from the posting date.

PURCHASES AND REDEMPTIONS

How to purchase and redeem Fund shares is discussed in the Prospectus. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers or other institutions. It is the responsibility of any such institution to establish procedures insuring the prompt transmission to the Fund of any such purchase order.

The Fund’s net asset value is determined on days on which the New York Stock Exchange (the “NYSE”) is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

The Trust intends to pay all redemptions in cash and will pay cash for all redemption orders, limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of $250,000 or one percent of the net assets of the Fund, as measured at the beginning of such period. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of exchange-traded securities. If redemptions are made in kind, the proceeds are taxable for federal income tax purposes in the same manner as a redemption for cash and the redeeming shareholder might incur transaction costs in selling the securities received in the redemption.

The Trust reserves the right to suspend or postpone redemptions of shares of the Fund during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

NET ASSET VALUE

The net asset value per share of the Fund is calculated by dividing (i) the value of the securities held by the Fund (i.e., the value of its investments), plus any cash or other assets, minus all liabilities (including accrued estimated expenses on an annual basis), by (ii) the total number of outstanding shares of the Fund. Investment securities, including ADRs, EDRs and GDRs, that are traded on a stock exchange are valued at the last sale price as of the regular close of business on the NYSE (normally 3:00 p.m. Central time) on the day the securities are being valued, or lacking any sales, at either (a) the last bid prices or (b) the mean between the closing bid and asked prices. Securities traded on Nasdaq will be valued at the Nasdaq official closing price or if there were no sales, at the mean between the closing bid and asked prices. Other over-the-counter securities are valued at the mean between the closing bid and asked prices. Net asset value will not be determined on days when the NYSE is closed, unless, in the judgment of the Board, the net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m. Central time.

In the event that the NYSE or the relevant national securities exchange adopts different trading hours on a temporary basis, the Fund’s net asset value will be computed at the close of the exchange.

Trading in securities on most foreign securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE except securities trading primarily on Central and South American exchanges. Such securities are valued at the last sale price as of the regular close of the relevant exchange. For securities that trade primarily on an exchange that closes after the NYSE, the price of the security will be determined at 3:00 p.m. Central time. In addition, foreign securities trading may not take place on all business days and may occur in various foreign markets on days which are not business days in domestic markets and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Adviser, by or under the direction of the Board of Trustees, deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 3:00 p.m. Central time or at such other rates as the Adviser may determine to be appropriate in computing net asset value.

Securities and assets for which market quotations are not readily available are valued at fair value determined by the Adviser’s Pricing Committee pursuant to methodologies established in good faith by the Board. If the Adviser’s Pricing Committee determines that the foregoing methods do not accurately reflect current market value, securities and assets are valued at fair value as determined in good faith by or under direction of the Board. The Fund uses an independent pricing service to provide fair value estimates for relevant foreign equity securities on days when the U.S. market movement exceeds a certain threshold. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. Such valuations will be reviewed by the Board at its next regularly scheduled meeting.

The Fund uses independent pricing services approved by the Board. Unless priced in accordance with the provisions of the prior paragraph, prices of equity securities provided by such services represent the last sale price on the exchange where the security is primarily traded. Exchange rates of currencies provided by such services are sourced, where possible, from multi-contributor quotations. Normally, the rate will be based upon commercial interbank bid and offer quotes. Representative rates are selected for each currency based upon the latest quotation taken from contributors at short intervals prior to pricing. Prices of bonds by such services represent evaluations of the current bid and asked market prices, may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations.

Long-term debt obligations are valued at the representative quoted bid price when held long or the representative quoted asked price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used, as discussed below. Short-term debt obligations with maturities of 60 days or less are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest.

U.S. government securities are traded in the over-the-counter market and are valued at the last available bid price when held long and the last available asked price when sold short, except that securities with a demand feature exercisable within one to seven days are valued at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

Options, futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 3:00 p.m. Central time, the options or futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 3:00 p.m. Central time.

TRUSTEES AND OFFICERS

The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board. The primary responsibility of the Board is to represent the interests of the shareholders of each series of the Trust and to provide oversight of the management of the Trust. More than 75 percent of the Trust’s Board members are not affiliated with the Adviser or the Distributor. Each Trustee will serve as a Trustee until (i) termination of the Trust, or (ii) the Trustee’s retirement, resignation, or death, or (iii) as otherwise specified in the Trust’s governing documents. Officers of the Trust are elected by the Board on an annual basis. The following table sets forth certain information with respect to the Trustees of the Trust. The Trustees oversee each series of the Trust, which as of the date of this SAI consists of nine series, including the Fund.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEE:*
Richard H. Driehaus 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee	Since 1996	Chairman of the Board of the Adviser, the Distributor and Driehaus Capital Management (USVI) LLC (“USVI”); Chief Investment Officer and Portfolio Manager of the Adviser. President of the Trust from 1996-2011.	Driehaus Capital Holdings LLC; Driehaus Enterprise Management, Inc.; Driehaus Trust Company, LLC; The Richard H. Driehaus Foundation; and The Richard H. Driehaus Museum.

INDEPENDENT TRUSTEES:

Daniel F. Zemanek c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee and Chairman	Since 1996 Since 2014	President of Ludan, Inc. (real estate services specializing in senior housing) since April 2008; Senior Vice President of Sunrise Development, Inc. (senior living) from 2003-2007; Consultant, real estate development prior thereto.	None

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Theodore J. Beck c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1952	Trustee	Since 2012	President and Chief Executive Officer, National Endowment for Financial Education, 2005 to present; Associate Dean for Executive Education and Corporate Relations and President for the Center for Advanced Studies in Business at the University of Wisconsin-Madison, 1999-2005.	President’s Advisory Council on Financial Capability for Young Americans since 2014; President’s Advisory Council on Financial Capability from 2010-2013; Federal Deposit Insurance Corporation Advisory Committee on Economic Inclusion since 2007; Jump$tart Coalition for Personal Financial Literacy since 2006, Chairman since 2012; Wisconsin Alumni Association Board from 2006-2012; President’s Advisory Council on Financial Literacy from 2008-2010; Wilshire Variable Insurance Trust, 2008-2010; Wilshire Mutual Funds Inc, 2008-2010; Advisory Board of the Trust 2011-2012.

Francis J. Harmon c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee	Since 1998	Relationship Manager, Great Lakes Advisors, Inc. since February 2008; Principal Account Executive – Labor Affairs, Blue Cross and Blue Shield of Illinois prior thereto.	None

A.R. Umans c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1927	Trustee	Since 1996	Chairman of the Board, Commerce National Group (private investment company) since 2005; Chairman of the Board and Chief Executive Officer, RHC/Spacemaster Corporation (manufacturing corporation) prior thereto.	Sinai Health System; Schwab Rehabilitation Hospital

Dawn M. Vroegop c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1966	Trustee	Since 2012	Private Investor since 2003; Managing Director, Dresdner RCM Global Investors from September 1999 to September 2003.	Independent Trustee, Met Investors Series Trust since December 2000; Director, Metropolitan Series Fund, Inc. since May 2009; Director and Investment Committee Chair, City College of San Francisco Foundation since 2003; Advisory Board of the Trust 2011-2012.

*	Mr. Driehaus is an “interested person” of the Trust, the Adviser and the Distributor, as defined in the 1940 Act, because he is an officer of the Adviser and the Distributor. In addition, Mr. Driehaus has a controlling interest in the Adviser and the Distributor.

The following table sets forth certain information with respect to the officers of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Robert H. Gordon 25 East Erie Street Chicago, IL 60611 YOB: 1961	President	Since 2011	President and Chief Executive Officer of Adviser, Distributor and USVI since October 2006; Senior Vice President of the Trust from 2006-2011.

Michelle L. Cahoon 25 East Erie Street Chicago, IL 60611 YOB: 1966	Vice President and Treasurer	Since 2006 Since 2002	Managing Director, Treasurer and Chief Financial Officer of the Adviser and Distributor since 2012; Vice President, Treasurer and Chief Financial Officer of USVI since 2004; Vice President, Treasurer and Chief Financial Officer of the Adviser and Distributor from 2004-2012.

Janet L. McWilliams 25 East Erie Street Chicago, IL 60611 YOB: 1970	Assistant Vice President and Chief Legal Officer	Since 2007 Since 2012	Managing Director, Secretary and General Counsel of the Adviser since 2012; Chief Compliance Officer of the Trust, Adviser and Distributor from 2006-2012.

Michael R. Shoemaker 25 East Erie Street Chicago, IL 60611 YOB: 1981	Chief Compliance Officer and Assistant Vice President	Since 2012	Assistant Vice President and Chief Compliance Officer of the Adviser and Distributor since 2012; Associate Chief Compliance Officer of the Adviser and Distributor from 2011-2012; Compliance Officer, Pacific Investment Management Company LLC and PIMCO Investments LLC from 2010-2011; Senior Compliance Analyst of the Adviser and Distributor from 2007-2010.

Diane J. Drake 301 Bellevue Parkway Wilmington, DE 19809 YOB: 1967	Secretary	Since 2006	Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc. (“PNC”), (financial services company)) since 2010; Vice President and Counsel, PNC from 2008-2010.

Michael P. Kailus 25 East Erie Street Chicago, IL 60611 YOB: 1971	Assistant Secretary and Anti-Money Laundering Compliance Officer	Since 2010 Since 2011	Assistant Secretary of the Adviser, Distributor and USVI since 2010; Senior Attorney with the Adviser since 2010; Associate General Counsel of Superfund Group (formerly, Quadriga Group, a financial services company) from 2005-2010.

William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 YOB: 1969	Assistant Secretary	Since 2008	Vice President and Manager, BNY Mellon Investment Servicing (US) Inc. (formerly PNC, a financial services company) since 2010; Assistant Vice President and Manager, PNC from 2008-2010.

Leadership Structure and Board of Trustees

The Board has general oversight responsibility with respect to the business and affairs of the Trust. The Board is responsible for overseeing the operations of the Fund in accordance with the provisions of the 1940 Act, other applicable laws and the Trust’s Declaration of Trust. The Board is composed of five

Independent Trustees and one Interested Trustee. The Board has appointed an Independent Trustee to serve as Chairman of the Board. Generally, the Board acts by majority vote of all of the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Trust’s day-to-day operations are managed by the Adviser and other service providers who have been approved by the Board. The Board meets periodically throughout the year to oversee the Trust’s activities, review contractual arrangements with service providers, oversee compliance with regulatory requirements, and review performance. The Board has determined that its leadership structure is appropriate given the size of the Board, the experience of each Trustee with the Trust and the number and nature of funds (including the Fund) within the Trust.

The Trustees were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Trustees and commitment to the interests of shareholders and with respect to the Independent Trustees, a demonstrated willingness to take an independent and questioning view of management. Each Trustee currently also has familiarity with the Fund, the Adviser and Distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company directors as a result of his or her service as a Trustee of the Trust or prior service as an Advisory Board Member. In addition to those qualifications, the following is a brief summary of the specific experience, qualifications or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust. References to the qualifications, attributes and skills of the Trustees are pursuant to requirements of the SEC, and do not constitute a holding out of the Board or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof. As required by rules the SEC has adopted under the 1940 Act, the Trust’s Independent Trustees select and nominate all candidates for Independent Trustee positions.

Richard H. Driehaus. Mr. Driehaus has served as Trustee of the Trust since 1996 and served as President of the Trust from 1996 to 2011. He is Chairman of the Board and founder of the Adviser, the Distributor and USVI. In addition to his business experience as a chief executive officer, Mr. Driehaus has managed investments for over 40 years and currently serves as Chief Investment Officer of the Adviser. He serves on the Boards of Driehaus Capital Holdings LLC, Driehaus Enterprise Management, Inc., Driehaus Trust Company, LLC, The Richard H. Driehaus Foundation and The Richard H. Driehaus Museum. Mr. Driehaus’ role as Chief Investment Officer is structured to be compatible with the information barriers that apply to his investment and trading activity under the code of ethics adopted by the Adviser, the Distributor and the Trust. As the CIO, Mr. Driehaus sets the Adviser’s equity investment philosophy and meets from time to time with the Adviser’s investment personnel to discuss the equity markets, implementation of the philosophy and macroeconomic views. However, he is prohibited on an on-going basis from engaging in stock-specific discussions with the investment personnel.

Daniel F. Zemanek. Mr. Zemanek has served as Trustee of the Trust since 1996 and as Chairman of the Board since June 2014. He currently is President of Ludan, Inc., a real estate services company specializing in senior housing. Mr. Zemanek has held senior management positions with various real estate development companies, including serving as Senior Vice President of Sunrise Development, Inc., a wholly-owned subsidiary of Sunrise Senior Living, Inc., a NYSE company (SRZ), from 2003 to 2007. Mr. Zemanek has also served as a consultant for real estate development.

Theodore J. Beck. Mr. Beck has served as Trustee of the Trust since 2012 and served as an Advisory Board member from 2011 to 2012. He currently is President and Chief Executive Officer of National Endowment for Financial Education. From 1999 to 2005, Mr. Beck was Associate Dean for Executive Education and Corporate Relations and President for the Center for Advanced Studies in Business at the University of Wisconsin – Madison, and previously spent more than 20 years in senior management positions for Citibank/Citigroup. He also serves or has served on the Boards of the President’s Advisory Council on Financial Capability for Young Americans, President’s Advisory Council on Financial Capability, Federal Deposit Insurance Corporation Advisory Committee on Economic Inclusion and Jump$tart Coalition for Personal Financial Literacy. Mr. Beck previously served on the Boards of Wilshire Variable Insurance Trust and Wilshire Mutual Funds.

Francis J. Harmon. Mr. Harmon has served as Trustee of the Trust since 1998. He has served as Relationship Manager of Great Lakes Advisors, Inc. since 2008. From 1989 to 2008, Mr. Harmon was a Principal Account Executive-Labor Affairs with Blue Cross and Blue Shield of Illinois and prior to 1989 was Director of Workers Compensation/Health and Welfare Benefits for the City of Chicago.

A.R. Umans. Mr. Umans has served as Trustee of the Trust since 1996 and served as Chairman of the Board from 2005 to June 2014. He has served as Chairman of the Board and Chief Executive Officer of Commerce National Group since 2005 and previously served as the Chairman and Chief Executive Officer of RHC/Spacemaster Corporation, a manufacturing corporation. He also serves on the Boards of Sinai Health System and Schwab Rehabilitation Hospital, and has previously served in various capacities in connection with his Board service for Sinai Health System, including Chairman of the Board and Chair of the Finance Committee, which had responsibility for financial oversight.

Dawn M. Vroegop. Ms. Vroegop has served as Trustee of the Trust since 2012 and served as an Advisory Board member from 2011 to 2012. From 1999 to 2003, she was a Managing Director with Dresdner RCM Global Investors. She also serves on the Boards of Met Investor Series Trust, Metropolitan Series Fund, Inc. and City College of San Francisco Foundation. The Board of the Trust has determined that Ms. Vroegop is qualified as an “audit committee financial expert” as defined by the SEC.

Risk Oversight

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, the Chief Compliance Officer and the independent registered public accounting firm, as appropriate, regarding risks faced by the Fund. The Board, with the assistance of the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers. In addition, as part of the Board’s oversight of the Fund’s advisory and other service provider agreements, the Board may periodically consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board has approved Pricing Procedures intended to address valuation issues.

The Board has established the following Committees and the membership of each Committee to assist in its oversight functions, including its oversight of the risks the Fund faces. Committee membership is identified below. Each Committee must report its activities to the Board on a regular basis.

Audit Committee

The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accounting firm. The Audit Committee assists Board oversight of (1) the quality and integrity of the Fund’s financial statements and the independent audit thereof; (2) the Fund’s accounting and financial reporting processes and internal control over financial reporting; (iii) the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; and (iv) the qualifications, independence and performance of the Fund’s independent registered public accounting firm. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accounting firm, Fund management and the Board. All Independent Trustees serve as members of the Audit Committee. The Audit Committee held two meetings during the Trust’s last fiscal year.

Executive Committee

The Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board subject to certain statutory exceptions. The members of the Executive Committee are Richard H. Driehaus and Daniel F. Zemanek. The Executive Committee held no meetings during the Trust’s last fiscal year.

Nominating and Governance Committee

The Committee’s primary purpose is (1) to identify and recommend individuals for membership on the Board and (2) oversee the administration of the Board Governance Guidelines and Procedures. The Committee’s responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters. All Independent Trustees serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee held one meeting during the Trust’s last fiscal year.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not “interested persons” of the Trust (as defined in the 1940 Act) for election to the Board. Suggestions for candidates may be submitted to the Committee by other Trustees, by shareholders or by the Adviser. Shareholders may submit suggestions for candidates by sending a resume of the candidate to the Secretary of the Trust for the attention of the Chairman of the Nominating and Governance Committee to 25 East Erie Street, Chicago, Illinois 60611. With regard to candidates for interested Trustee positions, the Nominating and Governance Committee and the Board shall give reasonable deference to the Adviser’s suggestions of candidates.

When evaluating a person as a potential nominee to serve as an independent Trustee, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a Trustee; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent Trustee. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.

COMPENSATION OF TRUSTEES AND OFFICERS

Officers, except for the Chief Compliance Officer (“CCO”), and the Trustee affiliated with the Adviser serve without any compensation from the Trust. The Trust pays a portion of the CCO’s salary and bonus. Effective May 1, 2013, in compensation for their services to the Trust, Trustees who are not affiliates of the Adviser (“Independent Trustees”) are paid $7,500 for each regular Board meeting attended, except for the Chairman who receives $8,500 for each regular Board meeting attended. The Independent Trustees receive $2,500 for each telephonic Board meeting attended and $2,000 for each committee meeting attended (whether in-person or telephonic). The Independent Trustees receive an annual retainer of $45,000, except for the Chairman who receives $50,000. The Independent Trustees who are also committee members receive an annual retainer of $5,000 for each committee they serve on and an additional $2,000 for service as chairperson of the Nominating and Governance Committee and $4,000 for service as chairperson of the Audit Committee. From May 1, 2012 through April 30, 2013, in compensation for their services to the Trust, the Independent Trustees were paid $6,500 for each regular Board meeting attended, except for the Chairman who received $7,500 for each regular Board meeting attended. The Independent Trustees received $2,500 for each telephonic Board meeting attended and $2,000 for each committee meeting attended (whether in-person or telephonic). The Independent Trustees received an annual retainer of $45,000, except for the Chairman who received $50,000. The Independent Trustees who are also committee members received an annual retainer of $5,000 for each committee they served on and an additional $2,000 for service as a committee chairperson. The following table sets forth the compensation paid by the Trust during the fiscal year ended December 31, 2014 to each of the Independent Trustees:

Name of Trustee/Officer	Total Compensation From the Fund*	Total Compensation From the Trust
Theodore J. Beck (Trustee)	$—	$—
Francis J. Harmon (Trustee)	$—	$—
A. R. Umans (Trustee)	$—	$—
Dawn M. Vroegop (Trustee)	$—	$—
Daniel F. Zemanek (Trustee)	$—	$—

*	Because the Fund did not commence operations until after the fiscal year end, no fees were paid by the Fund for services to the Fund during the year.

TRUSTEES’ OWNERSHIP OF TRUST SHARES

As the Fund did not commence operations until after December 31, 2014, the Trustees did not own any shares of the Fund as of December 31, 2014.

The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned as of December 31, 2014 in all series of the Trust:

	Interested Trustee	Non-Interested Trustees
	Richard H. Driehaus	Theodore J. Beck	Francis J. Harmon	A.R. Umans
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Trust	$—	$—	$—	$—

		Dawn M. Vroegop	Daniel F. Zemanek
		$—	$—

PRINCIPAL SHAREHOLDERS

As of the date hereof, no persons were known to the Trust to be beneficial or record owners (having sole voting and dispositive power) of 5% or more of the shares of beneficial interest of the Fund.

HOLDINGS IN CERTAIN AFFILIATES OF THE ADVISER

More than 75 percent of the Board members are classified under the 1940 Act as not being “interested persons” of the Trust and are often referred to as “Independent Trustees.” In addition to investing in the various other funds of the Trust, Independent Trustees may invest in limited partnerships that are managed by the Adviser and an affiliate of the Adviser. The Independent Trustees may also, from time to time, invest in other investment ventures in which affiliates and employees of the Adviser also invest.

The following table sets forth, as of December 31, 2014, the beneficial or record ownership of the securities of any entity other than another registered investment company, controlling, controlled by or under common control with the Adviser. This information is provided for each applicable Independent Trustee and his immediate family members.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Value of Securities (1)	Percent of Class
A.R. Umans	Madeline Umans (spouse)	Driehaus Institutional Small Cap, L.P.	$—	—%

(1)	Interests in limited partnership.

INVESTMENT ADVISORY SERVICES

The Adviser is controlled by Richard H. Driehaus. The principal nature of Mr. Driehaus’ business is investment advisory and distribution services. The Adviser provides office space and executive and other personnel to the Trust. The Trust pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.

The advisory agreement provides that neither the Adviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

Any expenses that are attributable solely to the organization, operation or business of the Fund shall be paid solely out of the Fund’s assets. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board. In return for its services, the Adviser receives a monthly fee from the Fund, computed and accrued daily, at an annual rate of x.xx%, of the average net assets of the Fund. The Adviser has entered into a written agreement to waive a portion of its management fee and/or reimburse operating expenses to the extent necessary to cap the Fund’s ordinary operating expenses (excluding interest, taxes, brokerage commissions and other investment-related costs and extraordinary expenses), at x.xx% of average daily net assets for a period of three years from the Fund’s commencement of operations. For a period of three years from the commencement of operations, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s ordinary annual operating expenses remain below the x.xx% cap.

Code of Ethics. The Adviser, the Trust and the Distributor have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Access persons (as defined in the code of ethics) are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in such code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. The code of ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities unless there is a permitted code exception, and requires the submission of broker confirmations and reporting of securities transactions. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances in accordance with stated criteria after review by appropriate personnel.

Proxy Voting. The Board has delegated to the Adviser the responsibility for determining how to vote proxies relating to the Fund’s portfolio securities, and the Adviser retains the final authority and responsibility for such voting. The Adviser has provided the Fund with a copy of its written proxy voting policy, and it documents the reasons for voting, maintains records of the Fund’s voting activities and monitors voting activity for potential conflicts of interest.

In order to facilitate this proxy voting process, the Adviser has retained a proxy voting service to assist the firm with in-depth proxy research, vote execution, and the necessary record keeping. The proxy voting service is an investment adviser that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, the proxy voting service delivers to the Adviser voting reports that reflect the Fund’s voting activities, enabling the Fund to monitor voting activities performed by the Adviser.

The Adviser’s proxy voting policy sets forth the general voting guidelines that the proxy voting service follows on various types of issues when there are no company-specific reasons for voting to the contrary. In making the proxy voting decision, there are two overriding considerations: first, the economic impact of the proposal; and second, whether it would be in the best interests of the affected Fund for the proposal to pass or not pass. The proxy voting service performs company-by-company analyses, which means that all votes are reviewed on a case-by-case basis and no issues are considered routine. Each issue is considered in the context of the company under review. The Adviser generally follows the proxy voting service’s recommendations and does not use its discretion in the proxy voting decision. For this reason, proxies are voted in the Fund’s best interests, in accordance with a predetermined policy based upon recommendations of an independent third party, and are not affected by any potential or actual conflict of interest of the Adviser.

A description of the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Fund’s web site at www.driehaus.com and on the SEC’s web site at www.sec.gov.

Trade Allocation. The Adviser manages not only the Fund but other investment accounts, including accounts of affiliated persons of the Adviser. Simultaneous transactions may occur when the Fund and investment accounts are managed by the same investment adviser and the same security is suitable for the investment objective of more than one Fund or investment account. When two or more investment accounts are simultaneously engaged in the purchase or sale of the same security, including initial public offerings (“IPOs”), the prices and amounts are allocated in accordance with procedures, established by the Adviser, and believed to be appropriate and equitable for each investment account. In some cases, this process could have a detrimental effect on the price or value of the security as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions may produce better executions and prices for the Fund.

Portfolio Managers

Description of Compensation. The portfolio manager and assistant portfolio manager are each paid a fixed salary plus a bonus. They each receive bonuses which are based on a percentage of management fees paid by the registered investment companies and other accounts managed, as applicable. In addition, if the performance of the Fund exceeds certain percentile benchmarks when compared to its peer group (using Lipper rankings), they each earn a specified additional percentage of the management fees paid by the registered investment companies and other accounts managed. They also each receive a bonus based on a percentage of any performance-based fees paid by the registered investment companies and other accounts managed, if applicable. Mr. Thies also receives a bonus based on a percentage of his salary, which has both subjective and objective components

If the Adviser declares a profit sharing plan contribution, the portfolio manager and assistant portfolio manager also would receive such contribution. The portfolio manager and assistant portfolio manager are eligible to participate in an equity purchase plan available to certain key employees of the Adviser. Mr. Cleaver is also eligible to participate in a deferred compensation plan.

Other Accounts. The table below discloses other accounts for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of             , 2015.

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed		Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance		Total Assets that Advisory Fee Based on Performance (000,000s omitted)
1. Chad Cleaver	Registered Investment Companies:	[	]	$—	[	]	$—
	Other Pooled Investment Vehicles:	[	]	$—	[	]	$—
	Other Accounts:	[	]	$—	[	]	$—

2. Richard Thies	Registered Investment Companies:	[	]	$—	[	]	$—
	Other Pooled Investment Vehicles:	[	]	$—	[	]	$—
	Other Accounts:	[	]	$—	[	]	$—

As shown in the table above, the Fund’s portfolio manager and assistant portfolio manager manage the assets of the Fund as well as other pooled investment vehicles and/or other accounts (collectively, the “Accounts”) for the Adviser. Because the Fund did not commence operations until after             , 2015, it is not included as a Registered Investment Company in the table above. Both clients and affiliated persons of the Adviser, including Messrs. Cleaver and Thies, may own interests in these Accounts. The same or related securities may be appropriate and desirable investments for any of the Accounts and they may compete in the marketplace for the same investment opportunities, which may be limited. In addition, transactions by the Accounts in securities held by the Fund or that the Fund is seeking to buy or sell (or transactions in related securities) may have an adverse impact on the prices that the Fund pays for those securities or can realize upon sale, or on the ability of the Adviser to buy or sell the desired amount of such securities for the Fund at favorable prices. This is particularly true when the Accounts’ transactions occur at a point in time close to when trades in the same or related securities are effected for the Fund. This presents a conflict between the interests of the Fund and the interests of the other Accounts as well as the affiliates of the Adviser who invest in the Accounts.

Conflicts also may arise between the interests of the Fund and the interests of the Adviser and its affiliates, including the portfolio managers. These conflicts can occur as one or more of the Accounts pay advisory fees to the Adviser, including performance-based compensation, at a higher rate than the rate of fees paid by the Fund. In addition, the Adviser’s affiliates, including the Fund’s portfolio manager and assistant portfolio manager, may personally own interests in the Accounts or have other financial incentives (including that a portfolio manager’s compensation is based, in part, on assets under management). For example, portfolio managers could favor an Account over the Fund when dividing their time and attention between them or when presented with limited investment opportunities that would be desirable and suitable for both the Fund and the Accounts or when making trading decisions.

The Adviser, through trade allocation and other policies and procedures, seeks to manage these conflicts of interest to reduce any adverse effects on either the Fund or the Accounts. These policies and procedures include requirements that transactions by the Fund and the Accounts in the same securities that occur on the same day are average priced when feasible and allocated on a fair and equitable basis. In addition, the Adviser conducts periodic reviews of transactions in and holdings of the same or related securities by the Fund and the Accounts for compliance with the Adviser’s policies and procedures.

Securities Ownership. As of             , 2015, Messrs. Cleaver and Thies did not own any shares of the Fund since the Fund had not yet commenced operations.

DISTRIBUTOR

The shares of the Fund are distributed by DS LLC, 25 East Erie Street, Chicago, Illinois 60611, under a Distribution Agreement with the Trust. DS LLC is an affiliate of the Adviser because both entities are controlled by Richard H. Driehaus. The Distribution Agreement had an initial period of two years and continues in effect thereafter from year to year, provided such continuance is approved annually (i) by a majority of the Trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

As agent, DS LLC will offer shares of the Fund on a continuous basis to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or “12b-1 fees” are paid by the Fund. As principal underwriter to the Trust, DS LLC enters into arrangements with selected dealers or other third parties for the sale and redemption of Fund shares and makes payments to such entities for distribution related activities as well as shareholder and administrative services to customers who purchase Fund shares, including sub-accounting and sub-transfer agency services. DS LLC will offer the Fund’s shares only on a best-efforts basis.

ADMINISTRATOR

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), with corporate offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, is the administrator for the Fund. The asset-based fee for administration and accounting services for the Fund is calculated as follows:

0.07% of the first $200 million of average net assets;

0.06% of the next $200 million of average net assets;

0.05% of the next $200 million of average net assets; and

0.04% of average net assets in excess of $600 million;

and a base annual fee of $30,000.

In addition, BNY Mellon is also reimbursed for out-of-pocket expenses.

CUSTODIAN

The Northern Trust Company at 50 South LaSalle Street, Chicago, Illinois 60603, is the Fund’s custodian (the “Custodian”). The Custodian is responsible for holding all securities and cash of the Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments and performing other administrative duties, all as directed by authorized persons. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Fund.

Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Custodian’s global custody network and foreign depositories (“foreign subcustodians”). With respect to foreign subcustodians, there can be no assurance that the Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians, or application of foreign law to the Fund’s foreign subcustodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

The Fund may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

TRANSFER AGENT

BNY Mellon, 760 Moore Road, King of Prussia, Pennsylvania 19406, is the Fund’s transfer agent, registrar, dividend-disbursing agent and shareholder servicing agent. As such, BNY Mellon provides certain bookkeeping and data processing services and services pertaining to the maintenance of shareholder accounts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                    ], [                                ] is the Fund’s independent registered public accounting firm (“auditors”). The auditors audit and report on the Fund’s annual financial statements, review certain regulatory reports and the Fund’s federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when pre-approved by the Trust’s Audit Committee and engaged to do so by the Trust.

LEGAL COUNSEL

Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, acts as the Trust’s legal counsel and as counsel to the Independent Trustees.

PORTFOLIO TRANSACTIONS

The Adviser’s overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution with a view to providing the Fund the most favorable terms reasonably available under the circumstances. The best price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These factors include the Adviser’s knowledge of: negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the financial stability of the broker or dealer selected and such other brokers or dealers; and actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Adviser may cause the Fund to pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction, provided that the Adviser determines in good faith that the commission is reasonable in relation to the services received. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser’s staff while effecting portfolio transactions.

To the extent directed by management of the Fund, the Adviser will execute purchases and sales of portfolio securities for the Fund through brokers or dealers for the purpose of providing direct benefits to the Fund, subject to the Adviser seeking best execution. However, brokerage commissions or transaction costs in such transactions may be higher, and the Fund may receive less favorable prices than those which the Adviser could obtain from another broker or dealer, in order to obtain such benefits for the Fund.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, the Adviser may select a broker or dealer that furnishes it with brokerage or research services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends and similar data, computer data bases, quotation equipment and services, research-oriented computer software and services, monitoring and reporting services, and services of economic and other consultants consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended. As a result of such research, the Adviser may cause the Fund to pay commissions that are higher than otherwise obtainable from other brokers, provided that the Adviser determines in good faith that the commissions are reasonable in relation to the brokerage or research services provided by the broker. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients’ accounts in the aggregate, including the Fund, to ensure the continued receipt of research products or services the Adviser feels are useful. In certain instances, the Adviser may receive from brokers and dealers products or services that are used both as investment research and for administrative, marketing or other nonresearch purposes. In such instances, the Adviser will make a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, and this allocation process poses a potential conflict of interest to the Adviser. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to nonresearch usage of such products or services is paid by the Adviser in cash. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser, and not all such research products or services are used in connection with the management of the Fund. Information received from brokers by the Adviser will be in addition to, and not in lieu of, the services required to be performed under the advisory agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

ADDITIONAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. This discussion reflects the applicable federal income tax laws of the United States as of the date of this SAI, which tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (“IRS”), possibly with retroactive effect.

The Fund is treated as a separate entity for federal income tax purposes, and it intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), to permit it to be treated as a regulated investment company. Such provisions generally relieve the Fund of federal income tax to the extent its investment company taxable income (determined without regard to the deduction for dividends paid by the Fund) and net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards available from prior years) are currently distributed to shareholders. In order to qualify for such provisions, the Fund must, among other things, maintain a diversified portfolio, which requires that at the close of each quarter of the taxable year (i) at least 50% of the market value of its total assets is represented by cash or cash items,

U.S. government securities, securities of other regulated investment companies and securities of other issuers with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the market value of the total assets of the Fund are invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a regulated investment company may limit the extent to which the Fund may invest in some investment.

If for any taxable year the Fund does not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a regular corporation subject to federal income tax and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders under Section 243 of the Code, and individual and other noncorporate shareholders of the Fund generally would be able to treat such distributions as “qualified dividend income” under Section 1(h)(11) of the Code, as discussed below, provided certain holding period and other requirements are satisfied.

Distributions of investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss and certain net foreign exchange gains, are generally taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Under Section 1(h)(11) of the Code, qualified dividend income received by individual and other noncorporate shareholders is taxed for federal income tax purposes at rates equivalent to long-term capital gain tax rates, which currently reach a maximum of 20%. Qualified dividend income generally includes dividends from certain domestic corporations and dividends from “qualified foreign corporations.” For these purposes, a qualified foreign corporation is a foreign corporation (i) that is incorporated in a possession of the United States or is eligible for benefits under a qualifying income tax treaty with the United States, or (ii) whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A qualified foreign corporation does not include a foreign corporation which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a “passive foreign investment company,” as defined in the Code.

The Fund generally can pass the federal income tax treatment of qualified dividend income it receives through to its shareholders to the extent of the aggregate qualified dividends received by the Fund. For the Fund to receive qualified dividend income, the Fund must meet certain holding period and other requirements with respect to the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. If the Fund lends portfolio securities, amounts received by the Fund that are the equivalent of the dividends paid by the issuer on the securities loaned will not be eligible for qualified dividend income treatment. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the Fund. Distributions of net capital gain, if any, are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits, if any, will be treated by a shareholder as a tax-free return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from the sale or exchange of shares. The U.S. federal income tax status of all distributions will be designated by the Fund and reported to the shareholders annually.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared.

Because dividend and capital gain distributions reduce net asset value, a shareholder who purchases shares shortly before the Fund pays a dividend or distribution will, in effect, receive a return of a portion of his or her investment in such dividend or distribution. The dividend or distribution would nonetheless be taxable to the shareholder (if shares are held in a taxable account), even if the net asset value of shares was reduced below such shareholder’s cost. However, for federal income tax purposes, the shareholder’s original cost would continue as his or her tax basis, except as set forth above with respect to returns of capital.

To the extent the Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Because the amount of the Fund’s investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance. Shareholders may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stock or securities in foreign corporations, and the Fund distributes at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax exempt interest, if any, the Fund may file an election with the IRS pursuant to which shareholders of the Fund will be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their U.S. federal taxable income, or, alternatively, use them as foreign tax credits against their U.S. federal income tax liability, subject in both cases to applicable limitations. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders may be able to claim a credit for foreign taxes paid and in any event will be required to include their share of such taxes in gross income. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify its shareholders of the amount of each shareholder’s pro rata share of foreign income taxes paid by the Fund, if the Fund qualifies to pass along such credit. If the Fund does not make such an election, the net investment income of the Fund will be reduced by the foreign taxes paid by the Fund and its shareholders will not be required to include in their gross income and will not be able to claim a credit or deduction for their pro rata share of foreign taxes paid by the Fund.

The Fund may engage in certain options, futures, forwards, swaps, short sales, foreign currency and other transactions. These transactions may be subject to special provisions under the Code that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of the Fund’s portfolio securities. These rules could therefore affect the character, amount and timing of distributions made to shareholders.

For federal income tax purposes, the Fund generally is required to recognize as income for each taxable year its net unrealized capital gains and losses as of the end of the year on certain futures, futures options, non-equity options positions and certain foreign currency contracts (“year-end mark-to-market”). Generally, any gain or loss recognized with respect to such positions is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding periods of the positions. However, in the case of positions classified as part of a “mixed straddle,” in which an election is properly made, the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund: (i) will generally affect the holding period of the hedged securities; and (ii) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

The Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gain and loss to be treated as ordinary income or loss and may affect the amount, timing and character of distributions to shareholders.

The Fund may enter into swaps or other notional principal contracts. Payments made or received pursuant to the terms of a notional principal contract are divided into three categories, (i) a “periodic” payment; (ii) a “nonperiodic” payment; and (iii) a “termination” payment. Periodic payments are payments made or received pursuant to a notional principal contract that are payable at intervals of one year or less during the entire term of the contract, that are based on certain types of specified indexes (which include indexes based on objective financial information), and that are based on either a single notional principal amount or a notional principal amount that varies over the term of the contract in the same proportion as the notional principal amount that measures the other party’s payments. A nonperiodic payment is any payment made or received with respect to a notional principal contract that is not a periodic payment or a “termination payment.” All taxpayers, regardless of their method of accounting, must generally recognize for federal income tax purposes the ratable daily portion of a periodic and a nonperiodic payment for the taxable year to which that payment relates.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

The Fund anticipates distributing to shareholders annually all net capital gains, if any, that have been recognized for federal income tax purposes including year-end mark-to-market gains. Shareholders will be advised of the nature of these payments.

The Fund is subject to a nondeductible 4% federal excise tax on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending October 31, plus any undistributed amounts from prior calendar years, minus any overdistribution from prior calendar years. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of this 4% excise tax.

A shareholder who redeems or exchanges shares of the Fund will generally recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed or exchanged and the basis of such shares. If a shareholder held such shares for more than one year, the gain, if any, will be a long-term capital gain. Long-term capital gain is taxable to individual and other non-corporate shareholders at a maximum federal income tax rate of 20%. The gain or loss on shares held for one year or less will generally be treated as short-term capital gain or loss. If a shareholder realizes a loss on the redemption of the Fund’s shares and reinvests in substantially identical shares of the Fund (including through dividend reinvestment) or other substantially identical stock or securities within 30 days before or after the redemption, the transactions may be subject to the “wash sale” rules resulting in a postponement of the recognition of such loss for federal income tax purposes. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized on the redemption of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Capital losses may be subject to limitations on their use by a shareholder.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Passive Foreign Investment Companies. The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies (“PFICs”). In addition to bearing their proportionate share of the Fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFICs. Gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned (or deemed earned) from PFICs, regardless of whether such income and gains are distributed to shareholders.

The Fund intends to make a mark-to-market election, where applicable, to treat PFICs as sold on the last day of the Fund’s taxable year and recognize any gains for federal income tax purposes at that time; such losses may not be recognized or may be limited. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions. In addition, under certain circumstances another election may be available that would require the Fund to include its share of the PFIC’s income and net capital gain annually in income, regardless of whether distributions are received from the PFIC in a given year.

Withholding. The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to a shareholder who fails to provide the Fund with his or her correct taxpayer identification number or who fails to make required certifications or if the Fund or a shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability on such shareholder’s federal income tax return.

Cost Basis Information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged arrangement, such as a 401(k) or an IRA.

When required to report cost basis, the Fund will calculate it using the Fund’s default method, which is the average cost basis, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including the default method, please contact the Fund. If you hold your Fund shares through a financial intermediary, please contact that intermediary with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by an applicable tax treaty. However, effective for taxable years of the Fund beginning before January 1, 2014, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributed to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributed to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. The Fund may choose not to designate such amounts. This exemption from withholding for interest-related and short-term gain dividends has expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. It is currently unclear whether Congress will extend this exemption or what the terms of any such extension would be, including whether such extension would have retroactive effect.

The Foreign Account Tax Compliance Act (“FATCA”) generally requires the Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. The Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them before investing in the Fund’s shares.

APPENDIX – RATINGS

Ratings in General

A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weights to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings of long-term corporate debt securities used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”).

Ratings by Moody’s

Aaa. Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A. Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa. Obligations s rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba. Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B. Obligations rated B are considered speculative and are subject to high credit risk.

Caa. Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca. Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C. Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Ratings by S&P

AAA. An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA. An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A. An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB. An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB. An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B. An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC. An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC. An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C. A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D. An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

DRIEHAUS MUTUAL FUNDS

FORM N-lA

PART C: OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(i)	Registrant’s Amended and Restated Declaration of Trust dated June 6, 2013 is incorporated herein by reference to Exhibit (a)(i) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(a)(ii)	Written Instrument Establishing and Designating Driehaus International Small Cap Growth Fund dated February 26, 2007 is incorporated herein by reference to Exhibit (a)(iv) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A filed with the SEC on May 9, 2007.

(a)(iii)	Written Instrument Establishing and Designating Driehaus Global Growth Fund dated January 28, 2008 is incorporated herein by reference to Exhibit (a)(v) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 5, 2008.

(a)(iv)	Written Instrument Establishing and Designating Driehaus Active Income Fund dated February 23, 2009 is incorporated herein by reference to Exhibit (a)(vii) of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 6, 2009.

(a)(v)	Written Instrument Establishing and Designating Driehaus Select Credit Fund dated May 17, 2010 is incorporated herein by reference to Exhibit (a)(viii) of Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed with the SEC on June 1, 2010.

(a)(vi)	Written Instrument Establishing and Designating Driehaus Emerging Markets Small Cap Growth Fund dated February 22, 2011 is incorporated herein by reference to Exhibit (a)(vix) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(a)(vii)	Written Instrument Establishing and Designating Driehaus Event Driven Fund dated November 27, 2012 is incorporated herein by reference to Exhibit (a)(xii) of Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A filed with the SEC on January 7, 2013.

(a)(viii)	Written Instrument Establishing and Designating Driehaus Micro Cap Growth Fund dated June 6, 2013 is incorporated herein by reference to Exhibit (a)(ix) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 22, 2013.

(a)(ix)	WRITTEN INSTRUMENT ESTABLISHING AND DESIGNATING DRIEHAUS FRONTIER EMERGING MARKETS FUND DATED OCTOBER 23, 2014 IS FILED HEREWITH AS EXHIBIT (a)(x).

(b)	Registrant’s Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(c)	Not Applicable.

(d)(i)	Management Agreement dated September 25, 1996 between the Registrant and Driehaus Capital Management LLC (the “Adviser”) is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(d)(ii)	Letter Agreement dated December 18, 1997 between the Registrant and the Adviser with respect to Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund is incorporated herein by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(d)(iii)	Letter Agreement dated December 18, 1998 between the Registrant and the Adviser with respect to Driehaus International Discovery Fund and Driehaus European Opportunity Fund is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-lA filed with the SEC on December 23, 1998.

(d)(iv)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus International Small Cap Growth Fund dated September 17, 2007 is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 5, 2008.

(d)(v)	Letter Agreement between the Registrant and the Adviser with respect to the Driehaus Global Growth Fund is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 22, 2008.

(d)(vi)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus Active Income Fund dated June 1, 2009 is incorporated herein by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(d)(vii)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus Select Credit Fund dated September 30, 2010 is incorporated herein by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(d)(viii)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus Emerging Markets Small Cap Growth Fund dated August 19, 2011 is incorporated herein by reference to Exhibit (d)(x) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(d)(ix)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus International Discovery Fund dated January 1, 2014 is incorporated herein by reference to Exhibit (d)(x) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 25, 2014.

(d)(x)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus Global Growth Fund dated January 1, 2014 is incorporated herein by reference to Exhibit (d)(xi) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 25, 2014.

(d)(xi)	Letter Agreement between the Registrant and the Adviser with respect to the Driehaus Event Driven Fund, dated July 29, 2013 is incorporated herein by reference to Exhibit (d)(xii) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(d)(xii)	Letter Agreement between the Registrant and the Adviser with respect to the Driehaus Micro Cap Growth Fund, dated November 4, 2013 is incorporated herein by reference to Exhibit (d)(xiii) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 5, 2013.

(e)	Amended and Restated Distribution Agreement dated September 13, 1999 between the Registrant and Driehaus Securities LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(f)	Not Applicable.

(g)	Custody Agreement dated August 12, 2009 between the Registrant and The Northern Trust Company is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(h)(i)	Transfer Agency Services Agreement dated September 25, 1996 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), is incorporated herein by reference to Exhibit (h)(i) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(ii)	Amendment to the Transfer Agency Services Agreement dated March 31, 2002 between the Registrant and the Transfer Agent is incorporated herein by reference to Exhibit (h)(i)(a) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-lA filed with the SEC on April 25, 2002.

(h)(iii)	Anti-Money Laundering Amendment to the Transfer Agency Services Agreement dated July 24, 2002 is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(iv)	Amendment to the Transfer Agency Services Agreement dated October 1, 2003 is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment

No. 13 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 27, 2004.

(h)(v)	Amendment to the Transfer Agency Services Agreement dated October 1, 2006 is incorporated herein by reference to Exhibit (h)(v) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(h)(vi)	Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement dated July 5, 2006 is incorporated herein by reference to Exhibit (h)(vi) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(h)(vii)	Rule 22c-2 Amendment to Transfer Agency Services Agreement dated March 1, 2007 is incorporated herein by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 7, 2007.

(h)(viii)	Red Flags Services Amendment to Transfer Agency Services Agreement dated January 1, 2011 is incorporated herein by reference to Exhibit (h)(viii) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(h)(ix)	Amendment to Transfer Agency Services Agreement dated October 12, 2011 is incorporated herein by reference to Exhibit (h)(ix) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(h)(x)	Transfer Agency Agreement dated June 1, 2009 between the Registrant and UMB Fund Services, Inc. with respect to Driehaus Active Income Fund and Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (h)(viii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(h)(xi)	Administration and Accounting Services Agreement dated September 25, 1996 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), is incorporated herein by reference to Exhibit (h)(ii) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(xii)	Amendment to Administration and Accounting Services Agreement dated January 1, 2003 between the Registrant and BNY Mellon is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(xiii)	Amendment to Administration and Accounting Services Agreement for Fair Value Pricing Services dated September 12, 2005 is incorporated herein by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2006.

(h)(xiv)	Amendment to Administration and Accounting Services Agreement dated October 1, 2006 is incorporated herein by reference to Exhibit (h)(x) of Post-

Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(h)(xv)	Administration and Accounting Services Agreement dated June 1, 2009 between Registrant and UMB Fund Services, Inc. with respect to Driehaus Active Income Fund and Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (h)(xiii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(h)(xvi)	Expense Limitation Agreement with respect to Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (h)(xx) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(h)(xvii)	Expense Limitation Agreement with respect to Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxii) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(h)(xviii)	Expense Limitation Agreement with respect to Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (h)(xix) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(h)(xix)	Expense Limitation Agreement with respect to Driehaus Micro Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xx) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 5, 2013.

(h)(xx)	Agreement and Plan of Exchange for Driehaus International Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xvi) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 7, 2007.

(h)(xxi)	Agreement and Plan of Exchange for Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 10, 2011.

(h)(xxii)	Agreement and Plan of Exchange for Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (h)(xxiii) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(h)(xxiii)	Agreement and Plan of Exchange for Driehaus Micro Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 5, 2013.

(h)(xxiv)	Shareholder Services Plan with respect to Driehaus Active Income Fund is incorporated herein by reference to Exhibit (h)(xxiii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(h)(xxv)	Shareholder Services Plan with respect to Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(h)(xxvi)	Shareholder Services Plan with respect to Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (h)(xxvi) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(h)(xxvii)	Letter Agreement between the Registrant and the Adviser with respect to CFTC Rule 4.5 Compliance and Filing Services is incorporated herein by reference to Exhibit (h)(xxvii) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 22, 2013.

(i)	OPINION AND CONSENT OF VEDDER PRICE P.C. (WITH RESPECT TO DRIEHAUS FRONTIER EMERGING MARKETS FUND) TO BE FILED BY AMENDMENT.

(j)	Not Applicable.

(k)	Not Applicable.

(l)(i)	Subscription Agreement for Driehaus Active Income Fund is incorporated herein by reference to Exhibit (l)(iii) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A filed with the SEC on May 6, 2009.

(l)(ii)	Subscription Agreement for Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (l)(iv) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 20, 2010.

(l)(iii)	Subscription Agreement for Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (l)(v) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 10, 2011.

(l)(iv)	Subscription Agreement for Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (l)(v) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(l)(v)	Subscription Agreement for Driehaus Micro Cap Growth Fund is incorporated herein by reference to Exhibit (l)(vi) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 5, 2013.

(m)	Not Applicable.

(n)	Not Applicable.

(p)	Code of Ethics and Business Conduct is incorporated herein by reference to

Exhibit (p) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 26, 2013.

(q)(i)	Power of Attorney of Richard H. Driehaus dated December 6, 2011 is incorporated herein by reference to Exhibit (q)(ii) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(q)(ii)	Powers of Attorney of Francis J. Harmon, A.R. Umans and Daniel F. Zemanek dated February 21, 2012 are incorporated herein by reference to Exhibit (q)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 23, 2012.

(q)(iii)	Powers of Attorney of Theodore J. Beck and Dawn M. Vroegop dated November 27, 2012 are incorporated herein by reference to Exhibit (q)(iii) of Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A filed with the SEC on January 7, 2013.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 30. INDEMNIFICATION.

Pursuant to Article V of the Amended and Restated Declaration of Trust (the “Declaration of Trust”), Trustees are not personally liable to any person other than the Registrant and the shareholders for any act, omission or obligation of the Registrant or another Trustee. Pursuant to the Declaration of Trust, no person who is or has been a Trustee shall be subject to any personal liability to the Registrant or shareholders except for liability arising from failure to perform his or her duties in conformance with the Declaration of Trust or from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Registrant generally indemnifies Trustees against all liabilities and expenses incurred by reason of being a Trustee, except subject to applicable law.

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Name	Position with Adviser	Other Business, Profession, Vocation or Employment
Richard H. Driehaus	Chairman and Chief Investment Officer	Chairman of Driehaus Securities LLC (“DS LLC”) and Driehaus Capital Management (USVI) LLC (“DCM USVI”)

Robert H. Gordon	President and Chief Executive Officer	President and Chief Executive Officer of DS LLC and DCM USVI

Janet L. McWilliams	Managing Director, Secretary and General Counsel	Managing Director, Secretary and General Counsel of DS LLC and Senior Vice President and Secretary of DCM USVI

Stephen T. Weber	Managing Director, Sales and Relationship Management	Managing Director, Sales and Relationship Management of DS LLC

Michelle L. Cahoon	Managing Director, Treasurer and Chief Financial Officer	Managing Director, Treasurer and Chief Financial Officer of DS LLC and Vice President, Treasurer and Chief Financial Officer of DCM USVI

Carla Dawson	Managing Director, Human Resources	None

Maximilian Heitner	Managing Director, Risk Management and Research	None

Thomas M. Seftenberg	Managing Director, Relationship Management and Marketing	Managing Director, Relationship Management and Marketing of DS LLC

K.C. Nelson	Managing Director, Portfolio Manager	None

Michael P. Kailus	Assistant Secretary	Assistant Secretary of DS LLC and DCM USVI

Michael R. Shoemaker	Assistant Vice President and Chief Compliance Officer	Assistant Vice President and Chief Compliance Officer of DS LLC

The principal business address of DS LLC and DCM USVI is 25 East Erie Street, Chicago, Illinois 60611.

ITEM 32. PRINCIPAL UNDERWRITERS.

(a) Not applicable.

(b)

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant
Richard H. Driehaus	Chairman	Trustee

Robert H. Gordon	President and Chief Executive Officer	President

Janet L. McWilliams	Managing Director, Secretary and General Counsel	Assistant Vice President and Chief Legal Officer

Stephen T. Weber	Managing Director, Sales and Relationship Management	None

Michelle L. Cahoon	Managing Director, Treasurer and Chief Financial Officer	Vice President and Treasurer

Thomas M. Seftenberg	Managing Director, Relationship Management and Marketing	None

Michael R. Shoemaker	Assistant Vice President and Chief Compliance Officer	Chief Compliance Officer and Assistant Vice President

Michael P. Kailus	Assistant Secretary	Assistant Secretary and Anti-Money Laundering Compliance Officer

The business address of the foregoing individuals is 25 East Erie Street, Chicago, Illinois 60611.

(c) Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents are maintained:

(i)	At the offices of the Registrant;

(ii)	At the offices of Registrant’s investment adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611, One East Erie Street, Chicago, Illinois 60611 and 17 East Erie, Chicago, Illinois 60611; or

(iii)	At the offices of Registrant’s custodian, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603 (with respect to Driehaus Emerging Markets Growth Fund, Driehaus International Discovery Fund, Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Micro Cap Growth Fund, Driehaus Active Income Fund, Driehaus Select Credit Fund and Driehaus Event Driven Fund), transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 (with respect to Driehaus Emerging Markets Growth Fund, Driehaus International Discovery Fund, Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund and Driehaus Micro Cap Growth Fund), or administrator, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (with respect to Driehaus Emerging Markets Growth Fund, Driehaus International Discovery Fund, Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund and Driehaus Micro Cap Growth Fund); or

(iv)	At the offices of Registrant’s transfer agent and administrator, UMB Fund Services, Inc., 803 West Michigan Street, Milwaukee, Wisconsin 53233 (with respect to Driehaus Active Income Fund, Driehaus Select Credit Fund and Driehaus Event Driven Fund).

ITEM 34. MANAGEMENT SERVICES.

Not applicable.

ITEM 35. UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 77 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois on the 7th day of November, 2014.

DRIEHAUS MUTUAL FUNDS

By:	/s/ Robert H. Gordon
Robert H. Gordon, President

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 7th day of November, 2014.

/s/ Robert H. Gordon	President (Principal Executive Officer)
Robert H. Gordon

*	Trustee
Theodore J. Beck

*	Trustee
Richard H. Driehaus

*	Trustee
Francis J. Harmon

*	Trustee
A. R. Umans

*	Trustee
Dawn M. Vroegop

*	Trustee
Daniel F. Zemanek

/s/ Michelle L. Cahoon	Treasurer (Principal Financial Officer)
Michelle L. Cahoon

* By:	/s/ Michelle L. Cahoon
Michelle L. Cahoon
Attorney-In-Fact (pursuant to Power of Attorney)

*	Signed by Michelle L. Cahoon pursuant to a Power of Attorney previously filed as Exhibit (q)(ii) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011, Powers of Attorney previously filed as Exhibit (q)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 23, 2012 and Powers of Attorney previously filed as Exhibit (q)(iii) of Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on January 7, 2013.

EXHIBIT INDEX

DRIEHAUS MUTUAL FUNDS

FORM N-1A REGISTRATION STATEMENT

Exhibit No.	Description

EX-99.28(a)(ix)	Written Instrument Establishing and Designating Driehaus Frontier Emerging Markets Fund